                                            File Nos. 333-63087
                                                       811-8116


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 26


                      ALLMERICA SELECT SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              (Name of Depositor)
                               440 Lincoln Street
                              Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
              (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                              Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

        ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on December 14, 2000 pursuant to paragraph (b) of Rule 485 ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ___ on (date) pursuant to paragraph (a)(1) of Rule 485
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

This Post-Effective Amendment No. 4 under the Securities Act of 1933 is being filed for the purposes of adding supplements to the Allmerica Select Charter Prospectuses and revising the Statement of Additional Information of the Allmerica Select Separate Account of Fist Allmerica Financial Life Insurance Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus was previously filed in Registrant's Post-Effective Amendment No. 2 on April 28, 2000, and is incorporated by reference herein.

           CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                        ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.     CAPTION IN PROSPECTUSES
-----------------     -----------------------
1.....................Cover Page

2.....................Special Terms

3.....................Summary of Fees and Expenses; Summary of Contract Features

4.....................Condensed Financial Information;  Performance Information

5.....................Description of the Companies, the Variable Accounts, and
                      the Underlying Investment Companies

6.....................Charges and Deductions

7.....................Description of the Contract

8.....................Electing the Form of Annuity and the Annuity Date;
                      Description of Variable Annuity Payout Options; Annuity Benefit Payments

9.....................Death Benefit

10....................Payments; Computation of Values; Distribution

11....................Surrender; Withdrawals; Texas Optional Retirement  Program

12....................Federal Tax Considerations

13....................Legal Matters

14.....................Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO.     CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION
-----------------     -----------------------------------------------
15....................Cover Page

16....................Table of Contents

17....................General Information and History

18....................Services

19....................Underwriters

20....................Underwriters

21....................Performance Information

22....................Annuity Benefit Payments

23....................Financial Statements

                        ALLMERICA SELECT SEPARATE ACCOUNT
                           (ALLMERICA SELECT CHARTER)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000


                                    ***

The first paragraph under PERFORMANCE INFORMATION is deleted and replaced with the following:

        The Contract was first offered to the public in January 1999. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A for all periods shown are calculated to be those applicable to the Contract, the Sub-Account and the Underlying Funds. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The second sentence of the sixth paragraph under PERFORMANCE INFORMATION is deleted and replaced with the following:

        The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $35 annual Contract fee ($30 fee for First Allmerica examples in Appendix C) and the Underlying Fund charges.

All references to Tables 1B and 2B under PERFORMANCE INFORMATION are deleted since the Contract does not have any surrender charge to apply.

                                    ***

In the first paragraph of J. ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE under DESCRIPTION OF THE CONTRACT the following is added:

        In New York, the latest possible annuitization age will not exceed the Owner's age 90 and, in the case of Joint Owners, the age of the oldest Owner will determine the Annuity Date.

                                    ***

The second paragraph of L. ANNUITY BENEFIT PAYMENTS under DESCRIPTION OF THE CONTRACT is deleted in its entirety and replaced with the following:

        For all options except a death benefit annuity, the dollar amount of the first periodic annuity benefit payment is the Accumulated Value applied under that option, after application of any Market Value Adjustment and less premium tax, if any, and, for all commutable period certain options and any noncommutable fixed period certain option of less than ten years, further reduced by the Contract Fee. For a death benefit annuity, the Annuity Value is the amount of the death benefit Notwithstanding the above, under a New York Contract, the dollar amount of the first periodic annuity benefit payment will be equal to the greater of (a) or
        (b) where (a) is equal to the Surrender Value and (b) is equal to 95% of the Accumulated Value. In addition, under a New York Contract, annuity benefit payments will not be less than payments that would be provided at that time by the application of an Annuity Value equal to an amount required to purchase any single payment immediate annuity contract offered by the Company to all Owners of the same class.

                                    ***

The definition of the "j" factor in the calculation of the Market Value Adjustment under GUARANTEE PERIOD ACCOUNTS is revised as follows:

        For New York Contracts, "j" is the New Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the nearest number of whole years.


                                    ***

                                          SUPPLEMENT DATED DECEMBER 14, 2000

The Prospectus previously filed in Registrant's Post-Effective Amendment No. 2 on April 28, 2000 is incorporated by reference herein (herein referred to as "Prospectus A").

                        ALLMERICA SELECT SEPARATE ACCOUNT
                           (ALLMERICA SELECT CHARTER)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

                                    * * *

The first paragraph under PERFORMANCE INFORMATION is deleted and replaced with the following:

        The Contract was first offered to the public in January 1999. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A for all periods shown are calculated to be those applicable to the Contract, the Sub-Account and the Underlying Funds. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The second sentence of the sixth paragraph under PERFORMANCE INFORMATION is deleted and replaced with the following:

        The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $35 annual Contract fee ($30 fee for First Allmerica examples in Appendix C) and the Underlying Fund charges.

All references to Tables 1B and 2B under PERFORMANCE INFORMATION are deleted since the Contract does not have any surrender charge to apply.

                                    * * *

In the first paragraph of J. ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE under DESCRIPTION OF THE CONTRACT the following is added:

        In New York, the latest possible annuitization age will not exceed the Owner's age 90 and, in the case of Joint Owners, the age of the oldest Owner will determine the Annuity Date.

                                    * * *

The second paragraph of L. ANNUITY BENEFIT PAYMENTS under DESCRIPTION OF THE CONTRACT is deleted in its entirety and replaced with the following:

        For all options except a death benefit annuity, the dollar amount of the first periodic annuity benefit payment is the Accumulated Value applied under that option, after application of any Market Value Adjustment and less premium tax, if any, and, for all commutable period certain options and any noncommutable fixed period certain option of less than ten years, further reduced by the Contract Fee. For a death benefit annuity, the Annuity Value is the amount of the death benefit Notwithstanding the above, under a New York Contract, the dollar amount of the first periodic annuity benefit payment will be equal to the greater of (a) or
        (b) where (a) is equal to the Surrender Value and (b) is equal to 95% of the Accumulated Value. In addition, under a New York Contract, annuity benefit payments will not be less than payments that would be provided at that time by the application of an Annuity Value equal to an amount required to purchase any single payment immediate annuity contract offered by the Company to all Owners of the same class.

                                    * * *

The definition of the "j" factor in the calculation of the Market Value Adjustment under GUARANTEE PERIOD ACCOUNTS is revised as follows:

        For New York Contracts, "j" is the New Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the nearest number of whole years.

                                    * * *

Twenty-three new Sub-Accounts will be available under the Contract. The following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

                                    * * *

Allmerica Investment Trust is referred to throughout the prospectus as "the Trust." Wherever this term is used to refer to Allmerica Investment Trust it shall hereby be replaced by "AIT."

                                    * * *

The third paragraph of the first page of the prospectus is being replaced in its entirety with the following:

The Variable Account, known as the Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND
---------------------------                             -----------------------------------------
AIT Equity Index Fund                                   Fidelity VIP Equity-Income Portfolio
AIT Money Market Fund                                   Fidelity VIP Growth Portfolio
AIT Select Aggressive Growth Fund                       Fidelity VIP High Income Portfolio
AIT Select Capital Appreciation Fund                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Emerging Markets Fund                        --------------------------------------------
AIT Select Growth Fund                                  Fidelity VIP II Contrafund(R)Portfolio
AIT Select Growth and Income Fund                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select International Equity Fund                    ---------------------------------------------
AIT Select Investment Grade Income Fund                 Fidelity VIP III Growth & Income Portfolio
AIT Select Strategic Growth Fund                        Fidelity VIP III Mid Cap Portfolio
AIT Select Strategic Income Fund                        FRANKLIN TEMPLETON VARIABLE INSURANCE
AIT Select Value Opportunity Fund                       PRODUCTS TRUST (CLASS 2)
AIM VARIABLE INSURANCE FUNDS                            ------------------------
-----------------------------                           Franklin Small Cap Fund
AIM V.I. Aggressive Growth Fund                         Mutual Shares Securities Fund
Templeton Pacific Growth Securities Fund                INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIM V.I. Blue Chip Fund                                 ---------------------------------------
AIM V.I. Value Fund                                     INVESCO VIF Dynamics Fund
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.            INVESCO VIF Health Sciences Fund
(CLASS B)                                               JANUS ASPEN SERIES (SERVICE SHARES)
--------------------------------                        ---------------------------------------
Alliance Growth and Income Portfolio                    Janus Aspen Aggressive Growth Portfolio
Alliance Premier Growth Portfolio                       Janus Aspen Growth Portfolio
DEUTSCHE ASSET MANAGEMENT VIT FUNDS                     Janus Aspen Growth and Income Portfolio
------------------------------------                    Janus Aspen International Growth Portfolio
Deutsche VIT EAFE Equity Index                          KEMPER VARIABLE SERIES
Deutsche VIT Small Cap Index                            ----------------------
                                                        KVS Dreman Financial Services Portfolio
                                                        Kemper Technology Growth Portfolio
                                                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                        ----------------------------------------
                                                        T. Rowe Price International Stock Portfolio

                                    * * *

Under the SPECIAL TERMS section of the prospectus, the definitions of the terms Sub-Account and Underlying Funds (Funds) are replaced in their entirety with the following:

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding fund of Deutsche Asset Management VIT Funds ("Deutsche VIT"), a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding portfolio of Kemper Variable Series ("KVS"), or a corresponding portfolio of T.
Rowe Price International Series, Inc. ("T. Rowe Price").

UNDERLYING FUNDS (FUNDS): an investment portfolio of AIT, AVIF, Alliance, Deutsche VIT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, or T. Rowe Price in which a Sub-Account invests.

                                    * * *

Under SUMMARY OF FEES AND EXPENSES, the sections entitled (3) Annual Underlying Fund Expenses and EXPENSE EXAMPLES are replaced in their entirety with the following:

(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.

                                                                                                     TOTAL FUND
                                                   MANAGEMENT                   Other Expenses        EXPENSES
                                                 FEE (AFTER ANY                  (after any          (AFTER ANY
                                                   VOLUNTARY                       waivers/            WAIVERS/
UNDERLYING FUND                                     WAIVERS)       12B-1 FEES    reimBURSEMENTS)    REIMBURSEMENTS)
-------------------                                ------------    ----------   ----------------   ---------------
AIT Equity Index Fund ................................  0.28%           -             0.07%           0.35%(1)
AIT Money Market Fund ................................  0.24%           -             0.05%           0.29%(1)
AIT Select Aggressive Growth Fund ....................  0.81%*          -             0.06%           0.87%(1)(2)*
AIT Select Capital Appreciation Fund .................  0.90%*          -             0.07%           0.97%(1)*
AIT Select Emerging Markets Fund .....................  1.35%           -             0.57%           1.92%(1)(2)
AIT Select Growth Fund ...............................  0.78%           -             0.05%           0.83%(1)(2)
AIT Select Growth and Income Fund ....................  0.67%           -             0.07%           0.74%(1)(2)
AIT Select International Equity Fund .................  0.89%           -             0.13%           1.02%(1)(2)
AIT Select Investment Grade Income Fund ..............  0.43%           -             0.07%           0.50%(1)
AIT Select Strategic Growth Fund .....................  0.85%           -             0.35%           1.20%(1)(2)
AIT Select Strategic Income Fund .....................  0.60%           -             0.17%**         0.77%(1)
AIT SELECT VALUE OPPORTUNITY FUND ....................  0.90%           -             0.07%           0.97%(1)(2)
AIM V.I. Aggressive Growth Fund ......................  0.00%           -             1.19%           1.19%(3)
AIM V.I. Blue Chip Fund  .............................  0.75%           -             0.55%           1.30%
AIM V.I. Value Fund  .................................  0.61%           -             0.15%           0.76%
Alliance Growth and Income Portfolio
(class B)  ...........................................  0.63%         0.25%           0.09%           0.97%
Alliance Premier Growth Portfolio
(Class B)  ...........................................  1.00%         0.25%           0.04%           1.29%
Deutsche VIT Eafe Equity Index  ......................  0.02%           -             0.63%           0.65%(4)
Deutsche VIT Small Cap Index .........................  0.00%           -             0.45%           0.45%(4)
Fidelity VIP Equity-Income Portfolio .................  0.48%           -             0.09%           0.57%(5)
Fidelity VIP Growth Portfolio  .......................  0.58%           -             0.08%           0.66%(5)
Fidelity VIP High Income Portfolio ...................  0.58%           -             0.11%           0.69%
Fidelity VIP II Contrafund Portfolio .................  0.58%           -             0.09%           0.67%(5)
Fidelity VIP III Growth & Income Portfolio ...........  0.48%           -             0.12%           0.60%(5)
Fidelity VIP III Mid Cap Portfolio ...................  0.57%           -             0.40%           0.97%(6)
Franklin Small Cap Fund (Class 2) ....................  0.55%         0.25%           0.27%           1.07%(7)(8)
Mutual Shares Securities Fund (Class 2) ..............  0.55%         0.25%           0.27%           1.07%(7)(9)
Templeton Pacific Growth Securities Fund
(Class 2)  ...........................................  1.00%         0.25%           0.08%           1.33%(7)
INVESCO VIF Dynamics Fund  ...........................  0.75%           -             1.53%           2.28%(10)
INVESCO VIF Health Sciences Fund .....................  0.75%           -             0.73%           1.48%(11)
Janus Aspen Aggressive Growth Portfolio
(Service Shares) .....................................  0.65%         0.25%           0.02%           0.92%(12)
Janus Aspen Growth Portfolio (Service Shares) ........  0.65%         0.25%           0.02%           0.92%(12)
Janus Aspen Growth and Income Portfolio
(Service Shares) .....................................  0.65%         0.25%           0.40%           1.30%(12)
Janus Aspen International Growth Portfolio
(service Shares) .....................................  0.65%         0.25%           0.11%           1.01%(12)
KVS Dreman Financial Services Portfolio ..............  0.70%           -             0.29%           0.99%(13)
Kemper Technology Growth Portfolio ...................  0.51%           -             0.44%           0.95%(13)(14)
T. Rowe Price International Stock Portfolio  .........  1.05%           -             0.00%           1.05%

* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.

** The Select Strategic Income Fund commenced operations on July 1, 2000. The "other expenses" shown for the Fund are based on estimated amounts that will be incurred in respect of shares of the Fund for the 2000 fiscal year.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Investment Grade Income Fund, and 0.60% for the Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.00% of average net assets for the Select Strategic Income Fund.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The total operating expenses of the funds were less than or equal to their respective expense limitations throughout 1999 except the Select Strategic Growth Fund which received a reimbursement of $813.00 in 1999 under its expense limitation. However, this amount was not enough to make a difference in the percentage shown for the Fund's total operating expenses and expense limitation (both 1.20%).

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions to the operating expenses, total annual fund operating expenses were 1.88% for the Select Emerging Markets Fund, 1.01% for Select International Equity Fund, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, and 0.73% for Select Growth and Income Fund.

(3) Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses of the AIM V.I. Aggressive Growth Fund would have been 0.80%, 1.62% and 2.42%, respectively.

(4) The Advisor has voluntarily undertaken to waive and reimburse its fee to the Funds so that the Funds' total operating expenses will not exceed 0.45% for Deutsche VIT Small Cap Index and 0.65% for Deutsche VIT EAFE Equity Index. Without reimbursements to the Funds for the year ended 12/31/99, Management, Other and Total Expenses would have been 0.35%, 0.83% and 1.18%, respectively for Deutsche VIT Small Cap Index and 0.45%, 0.70% and 1.15%, respectively for Deutsche VIT EAFE Equity Index.

(5) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.65% for the Fidelity VIP Growth Portfolio, 0.56% for the Fidelity VIP Equity-Income Portfolio, 0.65% for the Fidelity VIP II Contrafund Portfolio and 0.59% for the Fidelity VIP III Growth & Income Portfolio.

(6) Fidelity Management & Research Company agreed to reimburse a portion of the Fidelity VIP III Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total fund expenses would have been 0.57%, 2.77% and 3.34%.

(7) The Funds' Class 2 distribution plan or "rule 12b-1 plan" is described in the Funds' prospectus. The fund administration fee of the Templeton Pacific Growth Securities Fund is paid indirectly through the management fee. The Franklin Small Cap Fund pays for similar services directly.

(8) On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated to be the same.

(9 )On 2/8/00, a merger and reorganization was approved that combined the assets of the Mutual Shares Securities Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund.

(10) The INVESCO VIF Dynamics Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses were absorbed voluntarily by INVESCO Funds Group,Inc. ("INVESCO") to ensure that the expenses for the Fund did not exceed 1.15% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Fund's Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999 were 0.54% and 1.29% respectively of the Fund's average net assets. The expense information presented in the table has been restated to reflect a change in the administrative services fee.

(11) The INVESCO VIF Health Sciences Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Including the reduction for the expense offset arrangement and voluntary expense waiver, the Fund's Management Fees, Other Expenses and Total Fund Expenses would have been 0.75%, 0.50% and 1.25% respectively. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net expenses pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. The Fund's Management Fees, Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999, excluding any voluntary expense waiver and expense offset arrangements, would have been 0.75%, 2.11% and 2.86% respectively.

(12) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year.

(13) Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense caps, for the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios of KVS, management fees are estimated to be 0.75% and 0.75%, respectively. Other expenses are estimated to be 0.44% and 0.29%, respectively; and total operating expenses would have been 1.19% and 1.04%, respectively.

(14) The Kemper Technology Growth Portfolio commenced operations on May 1, 1999, therefore "other expenses" are annualized. Actual expenses may be greater or less than shown.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts. The Contract fee is not deducted after annuitization.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no optional benefit riders:(1)


FUND                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                                                       ------     -------     -------     --------
AIT Equity Index Fund.....................................  $18         $56         $97         $211
AIT Money Market Fund.....................................  $18         $54         $94         $204
AIT Select Aggressive Growth Fund.........................  $23         $72        $124         $265
AIT Select Capital Appreciation Fund......................  $24         $75        $129         $275
AIT Select Emerging Markets Fund..........................  $34        $103        $175         $365
AIT Select Growth Fund....................................  $23         $71        $122         $261
AIT Select Growth and Income Fund.........................  $22         $68        $117         $251
AIT Select International Equity Fund......................  $25         $77        $131         $280
AIT Select Investment Grade Income Fund...................  $20         $61        $105         $226
AIT Select Strategic Growth Fund..........................  $27         $82        $140         $297
AIT Select Strategic Income Fund..........................  $22         $69        $118         $254
AIT Select Value Opportunity Fund.........................  $24         $75        $129         $275
AIM V.I. Aggressive Growth Fund...........................  $27         $82        $140         $296
AIM V.I. Blue Chip Fund ..................................  $28         $85        $145         $307
AIM V.I. Value Fund ......................................  $22         $69        $118         $253
Alliance Growth and Income Portfolio......................  $24         $75        $129         $275
Alliance Premier Growth Portfolio.........................  $28         $85        $144         $306
Deutsche VIT EAFE Equity Index............................  $21         $65        $112         $242
Deutsche VIT Small Cap Index..............................  $19         $59        $102         $221
Fidelity VIP Equity-Income Portfolio......................  $20         $63        $108         $234
Fidelity VIP Growth Portfolio.............................  $21         $66        $113         $243
Fidelity VIP High Income Portfolio........................  $22         $67        $114         $246
Fidelity VIP II Contrafund Portfolio......................  $21         $66        $113         $244
Fidelity VIP III Growth & Income Portfolio................  $21         $64        $110         $237
Fidelity VIP III Mid Cap Portfolio........................  $24         $75        $129         $275
Franklin Small Cap Fund...................................  $25         $78        $134         $285
Mutual Shares Securities Fund.............................  $25         $78        $134         $285
Templeton Pacific Growth Securities Fund..................  $28         $86        $146         $310
INVESCO VIF Dynamics Fund.................................  $37        $114        $192         $397
INVESCO VIF Health Sciences Fund..........................  $30         $90        $154         $324
Janus Aspen Aggressive Growth Portfolio...................  $24         $74        $126         $270
Janus Aspen Growth Portfolio..............................  $24         $74        $126         $270
Janus Aspen Growth and Income Portfolio...................  $28         $85        $145         $307
Janus Aspen International Growth Portfolio................  $25         $76        $131         $279
KVS Dreman Financial Services Portfolio...................  $25         $76        $130         $277
Kemper Technology Growth Portfolio........................  $24         $75        $128         $273
T. Rowe Price International Stock Portfolio...............  $25         $78        $133         $283

(2) At the end of the applicable time period, you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets and election of either an optional Enhanced Death Benefit Rider or an optional Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:

FUND                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                                                     ------     -------     --------    ---------
AIT Equity Index Fund.................................    $21         $64        $110         $237
AIT Money Market Fund.................................    $20         $62        $107         $231
AIT Select Aggressive Growth Fund.....................    $26         $80        $136         $290
AIT Select Capital Appreciation Fund..................    $27         $83        $141         $299
AIT Select Emerging Markets Fund......................    $36        $111        $187         $387
AIT Select Growth Fund................................    $26         $78        $134         $286
AIT Select Growth and Income Fund.....................    $25         $76        $130         $277
AIT Select International Equity Fund..................    $27         $84        $143         $304
AIT Select Investment Grade Income Fund...............    $22         $69        $117         $252
AIT Select Strategic Growth Fund......................    $29         $89        $152         $321
AIT Select Strategic Income Fund......................    $25         $77        $131         $280
AIT Select Value Opportunity Fund.....................    $27         $83        $141         $299
AIM V.I. Aggressive Growth Fund.......................    $29         $89        $152         $320
AIM V.I. Blue Chip Fund ..............................    $30         $92        $157         $331
AIM V.I. Value Fund ..................................    $25         $76        $131         $279
Alliance Growth and Income Portfolio..................    $27         $83        $141         $299
Alliance Premier Growth Portfolio.....................    $30         $92        $157         $330
Deutsche VIT EAFE Equity Index........................    $24         $73        $125         $268
Deutsche VIT Small Cap Index..........................    $22         $67        $115         $247
Fidelity VIP Equity-Income Portfolio..................    $23         $71        $121         $260
Fidelity VIP Growth Portfolio.........................    $24         $73        $126         $269
Fidelity VIP High Income Portfolio....................    $24         $74        $127         $272
Fidelity VIP II Contrafund Portfolio..................    $24         $74        $126         $270
Fidelity VIP III Growth & Income Portfolio............    $23         $72        $123         $263
Fidelity VIP III Mid Cap Portfolio....................    $27         $83        $141         $299
Franklin Small Cap Fund...............................    $28         $86        $146         $309
Mutual Shares Securities Fund.........................    $28         $86        $146         $309
Templeton Pacific Growth Securities Fund..............    $30         $93        $159         $334
INVESCO VIF Dynamics Fund.............................    $40        $121        $204         $418
INVESCO VIF Health Sciences Fund......................    $32         $98        $166         $348
Janus Aspen Aggressive Growth Portfolio...............    $26         $81        $139         $294
Janus Aspen Growth Portfolio..........................    $26         $81        $139         $294
Janus Aspen Growth and Income Portfolio...............    $30         $92        $157         $331
Janus Aspen International Growth Portfolio............    $27         $84        $143         $303
KVS Dreman Financial Services Portfolio...............    $27         $83        $142         $301
Kemper Technology Growth Portfolio....................    $27         $82        $140         $297
T. Rowe Price International Stock Portfolio...........    $28         $85        $145         $307

(3) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of both an optional Enhanced Death Benefit Rider and an optional Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:

FUND                                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                                                        ------     --------    -------     ---------
AIT Equity Index Fund.....................................   $23         $72        $123         $263
AIT Money Market Fund.....................................   $23         $70        $119         $256
AIT Select Aggressive Growth Fund.........................   $28         $87        $148         $314
AIT Select Capital Appreciation Fund......................   $29         $90        $153         $323
AIT Select Emerging Markets Fund..........................   $39        $118        $199         $409
AIT Select Growth Fund....................................   $28         $86        $146         $310
AIT Select Growth and Income Fund.........................   $27         $83        $142         $301
AIT Select International Equity Fund......................   $30         $92        $156         $328
AIT Select Investment Grade Income Fund...................   $25         $76        $130         $278
AIT Select Strategic Growth Fund..........................   $32         $97        $164         $345
AIT Select Strategic Income Fund..........................   $27         $84        $143         $304
AIT Select Value Opportunity Fund.........................   $29         $90        $153         $323
AIM V.I. Aggressive Growth Fund...........................   $32         $97        $164         $344
AIM V.I. Blue Chip Fund ..................................   $33        $100        $169         $354
AIM V.I. Value Fund ......................................   $27         $84        $143         $303
Alliance Growth and Income Portfolio......................   $29         $90        $153         $323
Alliance Premier Growth Portfolio.........................   $33         $99        $169         $353
Deutsche VIT EAFE Equity Index............................   $26         $81        $138         $292
Deutsche VIT Small Cap Index..............................   $24         $75        $128         $273
Fidelity VIP Equity-Income Portfolio......................   $25         $78        $134         $285
Fidelity VIP Growth Portfolio.............................   $26         $81        $138         $293
Fidelity VIP High Income Portfolio........................   $27         $82        $140         $296
Fidelity VIP II Contrafund Portfolio......................   $26         $81        $139         $294
Fidelity VIP III Growth & Income Portfolio................   $26         $79        $135         $288
Fidelity VIP III Mid Cap Portfolio........................   $29         $90        $153         $323
Franklin Small Cap Fund...................................   $30         $93        $158         $333
Mutual Shares Securities Fund.............................   $30         $93        $158         $333
Templeton Pacific Growth Securities Fund..................   $33        $101        $171         $357
INVESCO VIF Dynamics Fund.................................   $42        $128        $215         $439
INVESCO VIF Health Sciences Fund..........................   $34        $105        $178         $370
Janus Aspen Aggressive Growth Portfolio...................   $29         $89        $151         $319
Janus Aspen Growth Portfolio..............................   $29         $89        $151         $319
Janus Aspen Growth and Income Portfolio...................   $33        $100        $169         $354
Janus Aspen International Growth Portfolio................   $30         $91        $155         $327
KVS Dreman Financial Services Portfolio...................   $30         $91        $154         $325
Kemper Technology Growth Portfolio........................   $29         $89        $152         $321
T. Rowe Price International Stock Portfolio...............   $30         $92        $157         $331


(1)If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                                         * * *


WHAT ARE MY INVESTMENT CHOICES? under the SUMMARY OF CONTRACT FEATURES section is replaced in its entirety by the following:

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the AIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account. The thirty-seven Underlying Funds are:

--   AIT Equity Index Fund
     Managed by Allmerica Asset Management, Inc.

--   AIT Money Market Fund
     Managed by Allmerica Asset Management, Inc.

--   AIT Select Aggressive Growth Fund
     Managed by Nicholas-Applegate Capital Management, L.P.

--   AIT Select Capital Appreciation Fund
     Managed by T. Rowe Price Associates, Inc.

--   AIT Select Emerging Markets Fund
     Managed by Schroder Investment Management North America Inc.

--   AIT Select Growth Fund
     Managed by Putnam Investment Management, Inc.

--   AIT Select Growth and Income Fund
     Managed by J.P. Morgan Investment Management Inc.

--   AIT Select International Equity Fund
     Managed by Bank of Ireland Asset Management (U.S.) Limited

--   AIT Select Investment Grade Income Fund
     Managed by Allmerica Asset Management, Inc.

--   AIT Select Strategic Growth Fund
     Managed by TCW Investment Management Company

--   AIT Select Strategic Income Fund
     Managed by Western Asset Management Company

--   AIT Select Value Opportunity Fund
     Managed by Cramer Rosenthal McGlynn, LLC

--   AIM V.I. Aggressive Growth Fund
     Managed by A I M Advisors, Inc.

--   AIM V.I. Blue Chip Fund
     Managed by A I M Advisors, Inc.

--   AIM V.I. Value Fund
     Managed by A I M Advisors, Inc.

--   Alliance Growth and Income Portfolio
     Managed by Alliance Capital Management L.P.

--   Alliance Premier Growth Portfolio
     Managed by Alliance Capital Management L.P.

--   Deutsche VIT EAFE Equity Index
     Managed by Bankers Trust Company

--   Deutsche VIT Small Cap Index
     Managed by Bankers Trust Company

--   Fidelity VIP Equity-Income Portfolio
     Managed by Fidelity Management & Research Company

--   Fidelity VIP Growth Portfolio
     Managed by Fidelity Management & Research Company

--   Fidelity VIP High Income Portfolio
     Managed by Fidelity Management & Research Company

--   Fidelity VIP II Contrafund Portfolio
     Managed by Fidelity Management & Research Company

--   Fidelity VIP III Growth & Income Portfolio
     Managed by Fidelity Management & Research Company

--   Fidelity VIP III Mid Cap Portfolio
     Managed by Fidelity Management & Research Company

--   Franklin Small Cap Fund
     Managed by Franklin Advisers, Inc.

--   Mutual Shares Securities Fund
     Managed by Franklin Mutual Advisers, LLC

--   Templeton Pacific Growth Securities Fund
     Managed by Franklin Advisers, Inc.

--   INVESCO VIF Dynamics Fund
     Managed by INVESCO Funds Group, Inc.

--   INVESCO VIF Health Sciences Fund
     Managed by INVESCO Funds Group, Inc.

--   Janus Aspen Aggressive Growth Portfolio
     Managed by Janus Capital

--   Janus Aspen Growth Portfolio
     Managed by Janus Capital

--   Janus Aspen Growth and Income Portfolio
     Managed by Janus Capital

--   Janus Aspen International Growth Portfolio
     Managed by Janus Capital

--   KVS Dreman Financial Services Portfolio
     Managed by Scudder Kemper Investments, Inc.

--   Kemper Technology Growth Portfolio
     Managed by Scudder Kemper Investments, Inc.

--   T. Rowe Price International Stock Portfolio
     Managed by T. Rowe Price International, Inc.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

                               * * *


WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS AND HOW ARE THEY SELECTED? is replaced in its entirety by the following:

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS?

The following are the investment advisers of the Underlying Funds:

FUND                                              INVESTMENT ADVISER
-----                                             ------------------
AIT Equity Index Fund                             Allmerica Asset Management, Inc.
AIT Money Market Fund                             Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund                 Nicholas-Applegate Capital Management, L.P.
AIT Select Capital Appreciation Fund              T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund                  Schroder Investment Management North America Inc.
AIT Select Growth Fund                            Putnam Investment Management, Inc.
AIT Select Growth and Income Fund                 J. P. Morgan Investment Management Inc.
AIT Select International Equity Fund              Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund           Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                  TCW Investment Management Company
AIT Select Strategic Income Fund                  Western Asset Management Company
AIT Select Value Opportunity Fund                 Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                   A I M Advisors, Inc.
AIM V.I. Blue Chip Fund                           A I M Advisors, Inc.
AIM V.I. Value Fund                               A I M Advisors, Inc.
Alliance Growth and Income Portfolio              Alliance Capital Management L.P.
Alliance Premier Growth Portfolio                 Alliance Capital Management L.P.
Deutsche VIT EAFE Equity Index                    Bankers Trust Company
Deutsche VIT Small Cap Index                      Bankers Trust Company
Fidelity VIP Equity-Income Portfolio              Fidelity Management & Research Company

Fidelity VIP Growth Portfolio                     Fidelity Management & Research Company
Fidelity VIP High Income Portfolio                Fidelity Management & Research Company
Fidelity VIP II Contrafund Portfolio              Fidelity Management & Research Company
Fidelity VIP III Growth & Income Portfolio        Fidelity Management & Research Company
Fidelity VIP III Mid Cap Portfolio                Fidelity Management & Research Company
Franklin Small Cap Fund                           Franklin Advisers, Inc.
Mutual Shares Securities Fund                     Franklin Mutual Advisers, LLC
Templeton Pacific Growth Securities Fund          Franklin Advisers, Inc.
INVESCO VIF Dynamics Fund                         INVESCO Funds Group, Inc.
INVESCO VIF Health Sciences Fund                  INVESCO Funds Group, Inc.
Janus Aspen Aggressive Growth Portfolio           Janus Capital
Janus Aspen Growth Portfolio                      Janus Capital
Janus Aspen Growth and Income Portfolio           Janus Capital
Janus Aspen International Growth Portfolio        Janus Capital
KVS Dreman Financial Services Portfolio           Scudder Kemper Investments, Inc.
Kemper Technology Growth Portfolio                Scudder Kemper Investments, Inc.
T. Rowe Price International Stock Portfolio       T. Rowe Price International, Inc.


BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm, assists AIT in the selection of investment advisers for the AIT Funds. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly-controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds, and has no responsibility for any investment advice or other services provided to the Funds by Allmerica Financial Investment Management Services, Inc. ("AFIMS") or the investment advisers.

For more information, see DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING INVESTMENT COMPANIES.

                            * * *


The fifth and sixth sentences of the first paragraph under CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS? under the SUMMARY OF CONTRACT FEATURES is deleted and replaced with the following:

Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time.

                            * * *

The description of the underlying investment companies under the DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING INVESTMENT COMPANIES is replaced in its entirety with the following:

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Twelve investment portfolios of AIT currently are available under the Contract, each issuing a series of shares:
Select Emerging Markets Fund, Select Growth Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Strategic Growth Fund, Select Strategic Income Fund, Equity Index Fund, Select Growth and Income Fund, Select Investment Grade Income Fund and the Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc., ("AFIMS") a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees, in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey") a pension consulting firm. The cost of such consultation is borne by AFIMS. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds and has no responsibility for any investment advice or other services provided to the Funds by AFIMS or the Sub-Advisers. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to the Trustees' and/ or AFIMS' instructions. AFIMS is solely responsible for the payment of all fees for investment management services.

Each independent Sub-Adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of a Sub-Adviser of one of the Funds of AIT, or the addition or deletion of a Fund. The committee includes members who may be affiliated or unaffiliated with the Company and AIT. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or AIT.

Other than expenses specifically assumed by AFIMS under the Management Agreement, AIT bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of AIT's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. Two of its separate investment portfolios are currently available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Alliance Capital Management, L.P. ("Alliance Capital") serves as the investment adviser to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Bankers Trust Company is the investment advisor for Deutsche VIT EAFE Equity Index and the Deutsche VIT Small Cap Index which are available under the Contract.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP II Contrafund Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion in assets (as of December 31, 1999). The investment adviser to the Franklin Small Cap Fund and the Templeton Pacific Growth Securities Fund is Franklin Advisers, Inc. The investment adviser to the Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC.

INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Four of its investment portfolios are available under the Contract: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.

KEMPER VARIABLE SERIES. Kemper Variable Series ("KVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The KVS Dreman Financial Services Portfolio and the Kemper Technology Growth Portfolio are offered under the Contract. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("T. Rowe Price International"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. T. Rowe Price International, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the
Contract: the T. Rowe Price International Stock Portfolio.

                                  * * *

The INVESTMENT OBJECTIVES AND POLICIES section of the prospectus is replaced in its entirety by the following:

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT EQUITY INDEX FUND -- seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT MONEY MARKET FUND -- seeks maximum current income consistent with the preservation of capital and liquidity. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments.

AIT SELECT AGGRESSIVE GROWTH FUND - seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND - seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

AIT SELECT EMERGING MARKETS FUND - seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

AIT SELECT GROWTH AND INCOME FUND - seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND - seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management. The Select Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities.

AIT SELECT STRATEGIC GROWTH FUND - seeks long-term growth of capital by investing primarily in common stocks of established companies.

AIT SELECT STRATEGIC INCOME FUND - seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND - seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND - seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies.

AIM V.I. BLUE CHIP FUND -- seeks long-term growth of capital with a secondary objective of current income. The Fund seeks to meet these objectives by investing primarily in the common stocks of blue chip companies. The Fund may invest in U.S. government securities, convertible securities, high quality debt securities and foreign securities.

AIM V.I. VALUE FUND - seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend paying common stocks of good quality. The Portfolio invests primarily in stock of large, well established "blue chip" companies, fixed income and convertible securities, and securities of foreign issuers.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) - seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities in a small number (40-50) of intensely researched U.S. companies.

DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE(R) Index. The Fund will invest primarily in common stocks of companies that compose the EAFE(R) Index, in approximately the same weightings as the EAFE(R) Index. The Fund may also use stock index futures and options.

DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index. The Fund may also use stock index futures and options.

FIDELITY VIP EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO - seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO - seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.

FIDELITY VIP II CONTRAFUND(R) PORTFOLIo -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH & INCOME PORTFOLIO-- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO-- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FRANKLIN SMALL CAP FUND (CLASS 2) - seeks capital growth. The Fund invests primarily in equity securities of small cap U.S. companies.

MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

TEMPLETON PACIFIC GROWTH SECURITIES FUND (CLASS 2) - seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in Pacific Rim markets, including emerging markets, and are issued by companies that have their principal activities in the Pacific Rim.

INVESCO VIF DYNAMICS FUND -- seeks to buy securities that will increase in value over the long term. The Fund invests in a variety of securities that present opportunities for capital growth -- primarily common stocks of companies traded on the U.S. securities exchanges, as well as over the counter. The Fund also may invest in preferred stocks and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.

INVESCO VIF HEALTH SCIENCES FUND - seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) - seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) - seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

KVS DREMAN FINANCIAL SERVICES PORTFOLIO - seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

KEMPER TECHNOLOGY GROWTH PORTFOLIO - seeks growth of capital.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                                   * * *

The fourth paragraph of A. Payments under DESCRIPTION OF THE CONTRACT is deleted and replaced by the following:

Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

                                  * * *

The second and third sentences in the first paragraph of D. Transfer Privilege under DESCRIPTION OF THE CONTRACT are deleted and replaced with the following:

Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time.

                                  * * *

The sixth paragraph under D. Transfer Privilege in the DESCRIPTION OF THE CONTRACT section, is replaced in its entirety with the following:

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.

                                 * * *

Under D. Transfer Privilege-Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing Options in the DESCRIPTION OF THE CONTRACT section, the first sentence now reads as follows:

The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more Sub-Accounts.

                                * * *

The fourth sentence of the third paragraph under ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS reads as follows:

Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto.

                                 * * *

The second paragraph under the DISTRIBUTION section is replaced with the following:

The Company pays commissions not to exceed 1.25% of payments to broker-dealers which sell the Contract, plus ongoing annual compensation of up to 1.0% of Contract value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

                                  * * *

The Performance Tables found in APPENDIX B and APPENDIX C are replaced in their entirety by the following:

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT

                                                                            FOR YEAR                  SINCE
                                                         SUB-ACCOUNT         ENDED                INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                INCEPTION DATE      12/31/99    5 YEARS    SUB-ACCOUNT
----------------------------------------               ---------------      --------    -------   -------------
AIT Equity Index Fund................................        N/A*            N/A*         N/A*           N/A*
AIT Money Market Fund................................      10/8/92           3.46%       3.77%          3.13%
AIT Select Aggressive Growth Fund....................       9/8/92          36.47%      21.45%         19.01%
AIT Select Capital Appreciation Fund.................      4/30/95          23.36%        N/A          19.54%
AIT Select Emerging Markets Fund.....................      2/20/98          63.16%        N/A          13.30%
AIT Select Growth Fund...............................       9/8/92          27.74%      27.12%         18.83%
AIT Select Growth and Income Fund....................       9/8/92          16.52%      19.84%         14.21%
AIT Select International Equity Fund.................       5/3/94          29.62%      16.72%         13.68%
AIT Select Investment Grade Income Fund..............        N/A*            N/A*         N/A*           N/A*
AIT Select Strategic Growth Fund.....................      2/20/98          14.19%        N/A           5.12%
AIT Select Strategic Income Fund.....................        N/A*            N/A*         N/A*           N/A*
AIT Select Value Opportunity Fund....................      2/20/98          -6.28%        N/A          -4.16%
AIM V.I. Aggressive Growth Fund......................        N/A*            N/A*         N/A*           N/A*
AIM V.I. Blue Chip Fund..............................        N/A*            N/A*         N/A*           N/A*
AIM V.I. Value Fund..................................        N/A*            N/A*         N/A*           N/A*
Alliance Growth and Income Portfolio.................        N/A*            N/A*         N/A*           N/A*
Alliance Premier Growth Portfolio....................        N/A*            N/A*         N/A*           N/A*
Deutsche VIT EAFE Equity Index.......................        N/A*            N/A*         N/A*           N/A*
Deutsche VIT Small Cap Index.........................        N/A*            N/A*         N/A*           N/A*
Fidelity VIP Equity-Income Portfolio.................       5/1/95          4.59%         N/A          15.28%
Fidelity VIP Growth Portfolio........................       5/1/95          35.27%        N/A          27.86%
Fidelity VIP High Income Portfolio...................       5/1/95           6.39%        N/A           7.90%
Fidelity VIP II Contrafund Portfolio.................        N/A*            N/A*         N/A*           N/A*
Fidelity VIP III Growth & Income Portfolio...........        N/A*            N/A*         N/A*           N/A*
Fidelity VIP III Mid Cap Portfolio...................        N/A*            N/A*         N/A*           N/A*
Franklin Small Cap Fund..............................        N/A*            N/A*         N/A*           N/A*
Mutual Shares Securities Fund........................        N/A*            N/A*         N/A*           N/A*
Templeton Pacific Growth Securities Fund.............        N/A*            N/A*         N/A*           N/A*
INVESCO VIF Dynamics Fund............................        N/A*            N/A*         N/A*           N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*            N/A*         N/A*           N/A*
Janus Aspen Aggressive Growth Portfolio..............        N/A*            N/A*         N/A*           N/A*
Janus Aspen Growth Portfolio.........................        N/A*            N/A*         N/A*           N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*            N/A*         N/A*           N/A*
Janus Aspen International Growth Portfolio...........        N/A*            N/A*         N/A*           N/A*
KVS Dreman Financial Services Portfolio.............         N/A*            N/A*         N/A*           N/A*
Kemper Technology Growth Portfolio...................        N/A*            N/A*         N/A*           N/A*
T. Rowe Price International Stock Portfolio..........       5/1/95          31.21%        N/A          13.69%

*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND

                                                                                                   10 YEARS OR
                                                        UNDERLYING         FOR YEAR                   SINCE
                                                            FUND            ENDED                  INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                INCEPTION DATE    12/31/99     5 YEARS     SUB-ACCOUNT
----------------------------------------               ---------------    --------     -------    -------------
AIT Equity Index Fund..............................       9/28/90          18.72%       25.99%          18.82%
AIT Money Market Fund..............................       4/29/85           3.46%        3.77%           3.57%
AIT Select Aggressive Growth Fund..................       8/21/92          36.47%       21.45%          18.87%
AIT Select Capital Appreciation Fund...............       4/28/95          23.36%         N/A           19.54%
AIT Select Emerging Markets Fund...................       2/20/98          63.16%         N/A           13.30%
AIT Select Growth Fund.............................       8/21/92          27.74%       27.12%          18.69%
AIT Select Growth and Income Fund..................       8/21/92          16.52%       19.84%          14.11%
AIT Select International Equity Fund...............        5/2/94          29.62%       16.72%          13.67%
AIT Select Investment Grade Income Fund............       4/29/85          -2.35%        5.88%           6.18%
AIT Select Strategic Growth Fund...................       2/20/98          14.19%         N/A            5.12%
AIT Select Strategic Income Fund...................        7/1/00            N/A          N/A             N/A
AIT Select Value Opportunity Fund..................       4/30/93          -6.28%       11.78%           9.84%
AIM V.I. Aggressive Growth Fund....................        5/1/98          42.63%         N/A           21.98%
AIM V.I. Blue Chip Fund............................      12/30/99           N/A           N/A             N/A
AIM V.I. Value Fund................................        5/5/93          28.08%       25.44%          21.24%
Alliance Growth and Income Portfolio*..............       1/14/91           9.53%       21.86%          13.55%
Alliance Premier Growth Portfolio*.................       6/26/92          30.13%       33.78%          24.10%
Deutsche VIT EAFE Equity Index.....................       8/26/97          25.81%         N/A           14.94%
Deutsche VIT Small Cap Index.......................       8/25/97          18.47%         N/A            7.45%
Fidelity VIP Equity-Income Portfolio...............       10/9/86           4.59%       16.80%          12.82%
Fidelity VIP Growth Portfolio......................       10/9/86          35.27%       27.77%          18.11%
Fidelity VIP High Income Portfolio.................       9/19/85           6.39%        9.15%          10.72%
Fidelity VIP II Contrafund Portfolio...............        1/3/95          22.51%         N/A           25.94%
Fidelity VIP III Growth & Income Portfolio.........      12/31/96           7.63%         N/A           20.42%
Fidelity VIP III Mid Cap Portfolio.................      12/28/98          46.94%         N/A           48.88%
Franklin Small Cap Fund*...........................       11/1/95          93.68%         N/A           27.82%
Mutual Shares Securities Fund*.....................       11/8/96          11.53%         N/A            8.53%
Templeton Pacific Growth Securities Fund*..........       1/27/92          34.78%       -3.39%           0.81%
INVESCO VIF Dynamics Fund..........................       8/25/97          53.42%         N/A           29.62%
INVESCO VIF Health Sciences Fund...................       5/22/97           3.40%         N/A           19.29%
Janus Aspen Aggressive Growth Portfolio*...........       9/13/93         121.67%       33.97%          31.93%
Janus Aspen Growth Portfolio*......................       9/13/93          41.63%       27.73%          21.98%
Janus Aspen Growth and Income Portfolio*...........        5/1/98          71.16%         N/A           52.25%
Janus Aspen International Growth Portfolio*........        5/2/94          79.26%       31.05%          25.93%
KVS Dreman Financial Services Portfolio...........         5/4/98          -6.39%         N/A           -5.99%
Kemper Technology Growth Portfolio.................        5/3/99            N/A          N/A           75.20%
T. Rowe Price International Stock Portfolio........       3/31/94          31.21%       13.39%          11.64%

* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT

                                                                            FOR YEAR                  SINCE
                                                         SUB-ACCOUNT         ENDED                INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                INCEPTION DATE      12/31/99    5 YEARS    SUB-ACCOUNT
----------------------------------------               ---------------      --------    -------   -------------
AIT Equity Index Fund................................        N/A*            N/A*        N/A*           N/A*
AIT Money Market Fund................................       4/7/94           3.50%       3.81%          3.64%
AIT Select Aggressive Growth Fund....................      4/21/94          36.51%      21.48%         18.59%
AIT Select Capital Appreciation Fund.................      4/30/95          23.40%        N/A          19.57%
AIT Select Emerging Markets Fund.....................      2/20/98          63.20%        N/A          13.35%
AIT Select Growth F und..............................      4/21/94          27.77%      27.14%         24.14%
AIT Select Growth and Income Fund....................      4/20/94          16.56%      19.87%         17.82%
AIT Select International Equity Fund.................       5/3/94          29.66%      16.66%         13.62%
AIT Select Investment Grade Income Fund..............        N/A*            N/A*        N/A*           N/A*
AIT Select Strategic Growth Fund.....................      2/20/98          14.23%       N/A            5.16%
AIT Select Strategic Income Fund.....................        N/A*            N/A*        N/A*           N/A*
AIT Select Value Opportunity Fund....................      2/20/98          -6.25%       N/A           -4.11%
AIM V.I. Aggressive Growth Fund......................        N/A*            N/A*        N/A*           N/A*
AIM V.I. Blue Chip Fund..............................        N/A*            N/A*        N/A*           N/A*
AIM V.I. Value Fund..................................        N/A*            N/A*        N/A*           N/A*
Alliance Growth and Income Portfolio.................        N/A*            N/A*        N/A*           N/A*
Alliance Premier Growth Portfolio....................        N/A*            N/A*        N/A*           N/A*
Deutsche VIT EAFE Equity Index.......................        N/A*            N/A*        N/A*           N/A*
Deutsche VIT Small Cap Index.........................        N/A*            N/A*        N/A*           N/A*
Fidelity VIP Equity-Income Portfolio.................       5/1/95           4.63%       N/A           15.31%
Fidelity VIP Growth Portfolio........................       5/1/95          35.30%       N/A           27.89%
Fidelity VIP High Income Portfolio...................       5/1/95           6.43%       N/A            7.93%
Fidelity VIP II Contrafund Portfolio.................        N/A*            N/A*        N/A*           N/A*
Fidelity VIP III Growth & Income Portfolio...........        N/A*            N/A*        N/A*           N/A*
Fidelity VIP III Mid Cap Portfolio...................        N/A*            N/A*        N/A*           N/A*
Franklin Small Cap Fund..............................        N/A*            N/A*        N/A*           N/A*
Mutual Shares Securities Fund........................        N/A*            N/A*        N/A*           N/A*
Templeton Pacific Growth Securities Fund.............        N/A*            N/A*        N/A*           N/A*
INVESCO VIF Dynamics Fund............................        N/A*            N/A*        N/A*           N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*            N/A*        N/A*           N/A*
Janus Aspen Aggressive Growth Portfolio..............        N/A*            N/A*        N/A*           N/A*
Janus Aspen Growth Portfolio.........................        N/A*            N/A*        N/A*           N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*            N/A*        N/A*           N/A*
Janus Aspen International Growth Portfolio...........        N/A*            N/A*        N/A*           N/A*
KVS Dreman Financial Services Portfolio.............         N/A*            N/A*        N/A*           N/A*
Kemper Technology Growth Portfolio...................        N/A*            N/A*        N/A*           N/A*
T. Rowe Price International Stock Portfolio..........       5/1/95          31.24%       N/A           13.72%


*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND

                                                                                                    10 YEARS OR
                                                                                                       SINCE
                                                        UNDERLYING         FOR YEAR                 INCEPTION OF
                                                            FUND            ENDED                    UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                INCEPTION DATE    12/31/99     5 YEARS      FUND IF LESS
----------------------------------------               ---------------    --------     -------      ------------
AIT Equity Index Fund..............................       9/28/90          18.72%       25.99%          18.82%
AIT Money Market Fund..............................       4/29/85           3.50%        3.81%           3.60%
AIT Select Aggressive Growth Fund..................       8/21/92          36.51%       21.48%          18.89%
AIT Select Capital Appreciation Fund...............       4/28/95          23.40%        N/A            19.57%
AIT Select Emerging Markets Fund...................       2/20/98          63.20%        N/A            13.35%
AIT Select Growth Fund.............................       8/21/92          27.77%       27.14%          18.72%
AIT Select Growth and Income Fund..................       8/21/92          16.56%       19.87%          14.14%
AIT Select International Equity Fund...............        5/2/94          29.66%       16.66%          13.61%
AIT Select Investment Grade Income Fund............       4/29/85          -2.35%        5.88%           6.18%
AIT Select Strategic Growth Fund...................       2/20/98          14.23%        N/A             5.16%
AIT Select Strategic Income Fund...................        7/1/00            N/A         N/A             N/A
AIT Select Value Opportunity Fund..................       4/30/93          -6.25%       11.80%           9.86%
AIM V.I. Aggressive Growth Fund....................        5/1/98          42.64%        N/A            21.98%
AIM V.I. Blue Chip Fund............................      12/30/99           N/A          N/A             N/A
AIM V.I. Value Fund................................        5/5/93          28.08%       25.45%          21.24%
Alliance Growth and Income Portfolio*..............       1/14/91           9.53%       21.86%          13.55%
Alliance Premier Growth Portfolio*.................       6/26/92          30.13%       33.78%          24.10%
Deutsche VIT EAFE Equity Index.....................       8/26/97          25.81%        N/A            14.95%
Deutsche VIT Small Cap Index.......................       8/25/97          18.47%        N/A             7.45%
Fidelity VIP Equity-Income Portfolio...............       10/9/86           4.63%       16.82%          12.85%
Fidelity VIP Growth Portfolio......................       10/9/86          35.30%       27.80%          18.13%
Fidelity VIP High Income Portfolio.................       9/19/85           6.43%        9.18%          10.74%
Fidelity VIP II Contrafund Portfolio...............        1/3/95          22.51%        N/A            25.94%
Fidelity VIP III Growth & Income Portfolio.........      12/31/96           7.63%        N/A            20.42%
Fidelity VIP III Mid Cap Portfolio.................      12/28/98          46.95%        N/A            48.88%
Franklin Small Cap Fund*...........................       11/1/95          93.68%        N/A            27.82%
Mutual Shares Securities Fund*.....................       11/8/96          11.53%        N/A             8.53%
Templeton Pacific Growth Securities Fund*..........       1/27/92          34.78%       -3.39%           0.81%
INVESCO VIF Dynamics Fund..........................       8/25/97          53.42%        N/A            29.62%
INVESCO VIF Health Sciences Fund...................       5/22/97           3.40%        N/A            19.29%
Janus Aspen Aggressive Growth Portfolio*...........       9/13/93         121.67%       33.98%          31.93%
Janus Aspen Growth Portfolio*......................       9/13/93          41.63%       27.73%          21.98%
Janus Aspen Growth and Income Portfolio*...........        5/1/98          71.16%        N/A            52.25%
Janus Aspen International Growth Portfolio*........        5/2/94          79.26%       31.05%          25.93%
KVS Dreman Financial Services Portfolio...........         5/4/98          -6.39%        N/A            -5.99%
Kemper Technology Growth Portfolio.................        5/3/99            N/A         N/A            75.20%
T. Rowe Price International Stock Portfolio........        3/31/94         31.24%       13.42%          11.67%



* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                      * * *

SUPPLEMENT DATED DECEMBER 14, 2000

The Prospectus previously filed in Registrant's Post-Effective Amendment No. 2 on April 28, 2000 is incorporated by reference herein (herein referred to as "Prospectus B").

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT CHARTER PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 2000, AS REVISED DECEMBER 14, 2000 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.

                 DATED MAY 1, 2000, AS REVISED DECEMBER 14, 2000

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY.............3

SERVICES...................................................................3

UNDERWRITERS...............................................................4

ANNUITY BENEFIT PAYMENTS...................................................4

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM................6

PERFORMANCE INFORMATION....................................................6

FINANCIAL STATEMENTS.....................................................F-1


                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") authorized by vote of its Board of Directors on August 20, 1991. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, the Company and its subsidiaries had over $25 billion in combined assets and over $43 billion of life insurance in force. Effective October 16, 1995, the Company converted from a mutual life insurance company, known as State Mutual Life Assurance Company of America, to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Currently, 37 Sub-Accounts of the Variable Account are available under the Allmerica Select Charter contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Kemper Variable Series ("KVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

AIT, AVIF, Alliance, Deutsche VIT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, and T. Rowe Price, are open-end, diversified management investment companies. Twelve different funds of AIT are available under the Contract: the Equity Index Fund, Money Market Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Emerging Markets Fund, Select Growth Fund, Select Growth and Income Fund, Select International Equity Fund, Select Investment Grade Income Fund, Select Strategic Growth Fund,

Select Strategic Income Fund and Select Value Opportunity Fund. Three funds of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund. Two portfolios of Alliance are available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Two funds of Deutsche VIT are available under the Contract: the Deutsche VIT EAFE Equity Index and the Deutsche VIT Small Cap Index. Three portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and the Fidelity VIP High Income Portfolio. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II Contrafund Portfolio. Two Fidelity VIP III portfolios are available under the Contract: the Fidelity VIP III Growth & Income Portfolio and the Fidelity VIP III Mid Cap Portfolio. Three FT VIP funds are available under the Contract: the Franklin Small Cap Fund, Mutual Shares Securities Fund and the Templeton Pacific Growth Securities Fund. Two funds of INVESCO VIF are available under the Contract: the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund. Four Janus Aspen portfolios are available under the
Contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and the Janus Aspen International Growth Portfolio. Two KVS portfolios are available under the
Contract: the KVS Dreman Financial Services Portfolio and the Kemper Technology Growth Portfolio. The T. Rowe Price International Stock Portfolio of T. Rowe Price is available under the Contract. Each fund and portfolio available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of Allmerica Select Separate Account of the Company as of December 31, 1999 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly owned subsidiary of First Allmerica and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 1.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999 were $1,394,498, $2,436,973 and $2,589,970.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:


(1)  Accumulation Unit Value -- Previous Valuation Period.....................................$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period.........................................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses................................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2).................0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)......................................0.000039

(6)  Net Investment Rate (4)  - (5).............................................................0.000296

(7)  Net Investment Factor 1.000000 + (6).......................................................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)......................................$ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and noncommutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

          ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

    -- must be new payments to the Contract, including the initial payment,

    -- must be allocated to the Fixed Account, which will be the source account,

    -- must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

    -- will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

    -- The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

    -- The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

   -- A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                            PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments.

Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:


                  (n)
         P(1 + T)     =    ERV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account of $1,000

                  T   =    average annual total return

                  N   =    number of years

               ERV    =    the ending  redeemable value of the $1,000 payment
                           at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1999:

                  Yield                               4.55%
                  Effective Yield                     4.67%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                    (365/7)
         Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Allmerica Select Separate Account.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company (the "Company") at
December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      1999      1998      1997
 -------------                                      ----      ----      ----
 REVENUES
     Premiums...................................  $  954.5  $1,969.5  $1,980.4
     Universal life and investment product
       policy fees..............................     359.3     296.6     237.3
     Net investment income......................     503.1     593.9     619.5
     Net realized investment gains..............     100.3      60.9      76.3
     Other income...............................     107.3     100.0      81.5
                                                  --------  --------  --------
         Total revenues.........................   2,024.5   3,020.9   2,995.0
                                                  --------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   1,056.3   1,803.0   1,763.9
     Policy acquisition expenses................     240.9     449.6     421.8
     Sales practice litigation..................     --         31.0     --
     Loss from cession of disability income
       business.................................     --        --         53.9
     Restructuring costs........................     --          9.0     --
     Other operating expenses...................     346.3     419.7     404.0
                                                  --------  --------  --------
         Total benefits, losses and expenses....   1,643.5   2,712.3   2,643.6
                                                  --------  --------  --------
 Income from continuing operations before
  federal income taxes..........................     381.0     308.6     351.4
                                                  --------  --------  --------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      88.7      74.6      74.4
     Deferred...................................       4.3     (15.4)     14.2
                                                  --------  --------  --------
         Total federal income tax expense.......      93.0      59.2      88.6
                                                  --------  --------  --------
 Income from continuing operations before
  minority interest.............................     288.0     249.4     262.8
     Minority interest..........................     (39.9)    (55.0)    (79.4)
                                                  --------  --------  --------
 Income from continuing operations..............     248.1     194.4     183.4
 (Loss) income from operations of discontinued
  business (less applicable income taxes
  (benefit) of $(10.1), $(7.0) and $8.9 for the
  years ended December 31, 1999, 1998 and 1997,
  respectively)                                      (17.2)    (13.5)     16.6

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period for
  the year ended December 31, 1999 (less
  applicable income tax benefit of $16.4)            (30.5)    --        --
                                                  --------  --------  --------
 Net income.....................................  $  200.4  $  180.9  $  200.0
                                                  ========  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $3,721.6 and $7,520.8)............................  $ 3,660.7  $ 7,683.9
     Equity securities at fair value (cost of $27.9 and
       $253.1)...........................................       51.4      397.1
     Mortgage loans......................................      521.2      562.3
     Policy loans........................................      170.5      154.3
     Real estate and other long-term investments.........      177.0      163.1
                                                           ---------  ---------
         Total investments...............................    4,580.8    8,960.7
                                                           ---------  ---------
   Cash and cash equivalents.............................      279.3      504.0
   Accrued investment income.............................       73.3      141.0
   Deferred policy acquisition costs.....................    1,219.5    1,161.2
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      480.3    1,136.4
   Deferred federal income taxes.........................       18.1       19.4
   Premiums, accounts and notes receivable...............       81.0      510.5
   Other assets..........................................      199.6      530.6
   Closed Block assets...................................      772.3      803.1
   Separate account assets...............................   17,629.6   13,697.7
                                                           ---------  ---------
         Total assets....................................  $25,333.8  $27,464.6
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,825.0  $ 2,802.2
     Outstanding claims, losses and loss adjustment
       expenses..........................................      218.8    2,815.9
     Unearned premiums...................................        6.6      843.2
     Contractholder deposit funds and other policy
       liabilities.......................................    2,025.5    2,637.0
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,075.9    9,098.3
                                                           ---------  ---------
   Expenses and taxes payable............................      512.0      681.9
   Reinsurance premiums payable..........................       17.9       50.2
   Trust instruments supported by funding obligations....       50.6     --
   Short-term debt.......................................     --          221.3
   Closed Block liabilities..............................      842.1      872.0
   Separate account liabilities..........................   17,628.9   13,691.5
                                                           ---------  ---------
         Total liabilities...............................   24,127.4   24,615.2
                                                           ---------  ---------
   Minority interest.....................................     --          532.9
   Commitments and contingencies (Notes 16 and 21)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding...        5.0        5.0
   Additional paid-in capital............................      569.0      444.0
   Accumulated other comprehensive (loss) income.........      (14.9)     169.2
   Retained earnings.....................................      647.3    1,698.3
                                                           ---------  ---------
         Total shareholder's equity......................    1,206.4    2,316.5
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $25,333.8  $27,464.6
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      1999      1998      1997
 -------------                                    --------  --------  --------
 COMMON STOCK...................................  $    5.0  $    5.0  $    5.0
                                                  --------  --------  --------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     444.0     453.7     392.4
     Capital contribution from parent...........     125.0     --         61.3
     Loss on change of interest-Allmerica P&C...     --         (9.7)    --
                                                  --------  --------  --------
     Balance at end of period...................     569.0     444.0     453.7
                                                  --------  --------  --------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............     169.2     209.3     131.4
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities..........    (298.2)    (82.4)    170.9
       Benefit (provision) for deferred federal
         income taxes...........................     105.0      28.9     (59.8)
       Minority interest........................      31.8      13.4     (33.2)
                                                  --------  --------  --------
     Distribution of subsidiaries (Note 3)......     (22.7)    --        --
                                                  --------  --------  --------
                                                    (184.1)    (40.1)     77.9
                                                  --------  --------  --------
     Balance at end of period...................     (14.9)    169.2     209.3
                                                  --------  --------  --------
 RETAINED EARNINGS
     Balance at beginning of period.............   1,698.3   1,567.4   1,367.4
     Net income.................................     200.4     180.9     200.0
     Dividend to shareholder....................     --        (50.0)    --
     Distribution of subsidiaries (Note 3)......  (1,251.4)    --        --
                                                  --------  --------  --------
     Balance at end of period...................     647.3   1,698.3   1,567.4
                                                  --------  --------  --------
         Total shareholder's equity.............  $1,206.4  $2,316.5  $2,235.4
                                                  ========  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  ------
 Net income..................................  $ 200.4  $ 180.9  $200.0
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (298.2)   (82.4)  170.9
     Benefit (provision) for deferred federal
       income taxes..........................    105.0     28.9   (59.8)
     Minority interest.......................     31.8     13.4   (33.2)
     Distribution of subsidiaries (Note 3)...    (22.7)   --       --
                                               -------  -------  ------
         Other comprehensive (loss) income...   (184.1)   (40.1)   77.9
                                               -------  -------  ------
 Comprehensive (loss) income.................  $ (16.3) $ 140.8  $277.9
                                               =======  =======  ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   1999       1998       1997
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   200.4  $   180.9  $   200.0
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................       39.9       55.0       79.4
         Net realized gains..................     (100.9)     (62.7)     (77.8)
         Net amortization and depreciation...       31.5       20.7       31.6
         Deferred federal income taxes.......       20.7      (15.4)      14.2
         Sales practice litigation expense...     --           31.0     --
         Loss from exiting reinsurance
           pools.............................     --           25.3     --
         Payment related to exiting
           reinsurance pools.................     --          (30.3)    --
         Loss from cession of disability
           income business...................     --         --           53.9
         Payment related to cession of
           disability income business........     --         --         (207.0)
         Loss from disposal of group life and
           health business...................       30.5     --         --
         Change in deferred acquisition
           costs.............................     (181.6)    (185.8)    (189.7)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................      (41.8)      56.7      (15.1)
         Change in accrued investment
           income............................        8.3        0.8        7.1
         Change in policy liabilities and
           accruals, net.....................      (15.6)     168.1     (134.9)
         Change in reinsurance receivable....      (46.3)    (115.4)      27.2
         Change in expenses and taxes
           payable...........................       79.4       (3.3)      49.4
         Separate account activity, net......        5.5      (48.5)    --
         Other, net..........................       18.5      (63.8)      20.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               operating activities..........       48.5       13.3     (141.3)
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
           maturities of available-for-sale
           fixed maturities..................    2,801.0    1,715.2    2,892.9
         Proceeds from disposals of equity
           securities........................      422.9      285.3      162.7
         Proceeds from disposals of other
           investments.......................       30.3      120.8      116.3
         Proceeds from mortgages matured or
           collected.........................      131.2      171.2      204.7
         Purchase of available-for-sale fixed
           maturities........................   (2,227.3)  (2,374.5)  (2,596.0)
         Purchase of equity securities.......      (78.9)    (119.9)     (67.0)
         Purchase of other investments.......     (140.6)    (274.4)    (175.0)
         Capital expenditures................      (29.2)     (22.3)     (15.3)
         Purchase of minority interest in
           Citizens Corporation..............     --         (195.9)    --
         Distribution of subsidiaries........     (202.2)    --         --
         Other investing activities, net.....     --           26.7        1.3
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               investing activities..........      707.2     (667.8)     524.6
                                               ---------  ---------  ---------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
           contractholder deposit funds......    1,514.6    1,419.2      457.6
         Withdrawals from contractholder
           deposit funds.....................   (2,037.5)    (625.0)    (647.1)
         Change in trust agreements supported
           by funding agreements.............       50.6     --         --
         Change in short-term debt...........     (180.9)     188.3       (5.4)
         Change in long-term debt............     --           (2.6)      (0.1)
         Dividend paid to shareholder........     --          (50.0)      (9.4)
         Contribution from parent............       36.0     --            0.1
         Subsidiary treasury stock purchased,
           at cost...........................     (350.0)      (1.0)    (140.0)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
               financing activities..........     (967.2)     928.9     (344.3)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....     (211.5)     274.4       39.0
 Net change in cash held in the Closed
  Block......................................      (13.2)      15.7       (1.0)
 Cash and cash equivalents, beginning of
  period.....................................      504.0      213.9      175.9
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   279.3  $   504.0  $   213.9
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     3.1  $     7.3  $     3.6
     Income taxes paid.......................  $    24.0  $   135.3  $    66.3

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 85.0%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

The Closed Block (Note 1B) assets and liabilities at December 31, 1999 and 1998 are presented in the consolidated balance sheets as single line items. The contribution from the Closed Block is included in the consolidated statements of income in other income. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements at December 31, 1999, 1998 and 1997, and the years then ended exclude the Closed Block related amounts. All significant intercompany accounts and transactions have been eliminated.

On or about December 3, 1998, the Company acquired all of the outstanding common stock of Citizens Corporation (formerly an 82.5% owned non-insurance subsidiary of The Hanover Insurance Company ("Hanover"), a wholly-owned subsidiary of Allmerica P&C) that it did not already own in exchange for cash of $195.9 million (Note 4). The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, any excess of the actual income over the expected income would also be recognized in income to the extent that the aggregate expected income for all prior periods exceeded the aggregate actual income. Any remaining excess of actual income over expected income would be accrued as a liability for policyholder dividends in the Closed Block to be paid to the Closed Block policyholders. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividends scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholders' equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there were 2 properties remaining in the Company's real estate portfolio, both of which are being actively marketed. These assets are carried at the estimated fair value less costs of disposal. Depreciation is not recorded on these assets while they are held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge the foreign currency exchange risk associated with investment securities are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk associated with funding agreements are accounted for using the fair value method, with changes in fair value reported in other operating income consistent with the underlying hedged trust obligation liability. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Default swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value, if any, reported in realized investment gains and losses in earnings. Premium paid to the Company on default swap contracts is reported in net investment income in earnings. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized investment gains and

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

losses in earnings. Any ineffective swaps or futures hedges are recognized currently in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty, group life and group health insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life and health insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income. Prior to the merger on July 16, 1997, Allmerica P&C and its subsidiaries filed a separate United States federal income tax return.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

L.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal years beginning after June 15, 2000. The Company is currently assessing the impact of the adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $12.4 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the AICPA issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement did not have a material effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 131 for the first quarter of 1998, which resulted in certain segment re-definitions, which have no impact on the consolidation results of operations (See Note 15).

In June 1997, the FASB also issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement
No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

M.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation, resulting primarily from the reporting of Discontinued Operations as disclosed in Note 2.

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premium in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. On October 6, 1999, the Company entered into an agreement with Great-West Life and Annuity Insurance Company of Denver,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

which provides for the sale of the Company's EBS business effective March 1, 2000. The Company has recorded a $30.5 million loss, net of taxes, on the disposal of its group life and health business. Subsequent to the June 30, 1999 measurement date, operations from the discontinued business generated losses of approximately $8.7 million, net of taxes.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 1999, the discontinued segment had assets of approximately $531.1 million consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $482.5 million consisting primarily of policy liabilities. Revenues for the discontinued operations were $361.1 million, $398.5 million, and $389.2 million for the years ended December 31, 1999, 1998 and 1997, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 requires the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1998.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning of 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Revenue.....................................................  $828.0  $750.2
                                                              ======  ======
Net realized capital (losses) gains included in revenue.....   (11.8)   19.6
                                                              ======  ======
Income from continuing operations before taxes..............   192.1   141.2
Income taxes................................................    51.2    41.2
                                                              ------  ------
Net income from continuing operations.......................  $140.9   100.0
(Loss) from operations of discontinued business (less
 applicable income taxes (benefit) of $(10.4), $(7.0) and
 $8.9 for the years ended December 31, 1999, 1998 and 1997,
 respectively...............................................   (17.2)  (13.5)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
(Loss) on disposal of group life and health business,
 including provision of $72.2 for operating losses during
 phase-out period for the tear ended December 31, 1999 (less
 applicable income tax benefit of $16.4)....................   (30.5)   --
                                                              ------  ------
Net income..................................................  $ 93.2  $ 86.5
                                                              ======  ======

4.  ACQUISITION OF MINORITY INTEREST OF CITIZENS CORPORATION

On December 3, 1998 Citizens Acquisition Corporation, a wholly-owned subsidiary of the Allmerica P&C, completed a cash tender offer to acquire the outstanding shares of Citizens Corporation common stock that AFC or its subsidiaries did not already own at a price of $33.25 per share. Approximately 99.8% of publicly held shares of Citizens Corporation common stock were tendered. On December 14, 1998, the Company completed a short-form merger, acquiring all shares of common stock of Citizens Corporation not purchased in its tender offer, through the merger of its wholly-owned subsidiary, Citizens Acquisition Corporation with Citizens Corporation at a price of $33.25 per share. Total consideration for the transactions amounted to $195.9 million. The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

The Company's consolidated results of operations include minority interest in Citizens Corporation prior to December 3, 1998. The unaudited pro forma information below presents consolidated results of operation as if the acquisition had occurred at the beginning of 1997.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the combined Company had the acquisition occurred at the beginning of 1997, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998      1997
-------------                                                 --------  --------
Revenue.....................................................  $3,006.6  $2,977.1
                                                              ========  ========
Net realized capital gains included in revenue..............  $   58.1  $   71.6
                                                              ========  ========
Income before taxes and minority interest...................     293.4     332.5
Income taxes................................................     (54.2)    (82.4)
Minority Interest:
  Equity in earnings........................................     (42.6)    (64.1)
                                                              --------  --------
Net income..................................................  $  196.6  $  186.0
                                                              ========  ========

5.  OTHER SIGNIFICANT TRANSACTIONS

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million and $300.0 million, respectively. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.0% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement, based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

On October 29, 1998, the Company announced that it had adopted a formal restructuring plan for its Risk Management business. As part of this initiative, the segment consolidated its property and casualty field support activities from fourteen regional branches into three hub locations. As a result of the Company's restructuring initiative, it recognized a pretax loss of $9.0 million, in the fourth quarter of 1998.

Approximately $4.8 million of this loss relates to severance and other employee related costs resulting from the elimination of 306 positions, of which 207 and 106 employees had been terminated as of December 31, 1999 and 1998, respectively. In addition, lease cancellations and contract terminations resulted in losses of approximately $2.5 million and $1.7 million, respectively. The Company made payments of approximately $4.2 million and $0.1 million through June 30, 1999 and in 1998, respectively, related to this restructuring initiative.

Effective July 1, 1998, the Company entered into a reinsurance agreement with a highly rated reinsurer that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's reinsurance pool business. These pools consist primarily of the Company's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business, which the Company expects to run-off over the next three years. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998. This loss is reported in 1999 as part of the discontinued operations of the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on substantially all of the universal life and variable universal life blocks of business. The agreement did not have a material effect on its results of operations or financial position.

In 1999, 1998 and 1997, Allmerica P&C redeemed 8,662.7, 3,289.5 and 5,735.3 shares, respectively, of its issued and outstanding common stock owned by AFC for $350.0 million, $125.0 million and $195.0 million, respectively, thereby increasing the Company's total ownership to 84.5% as of June 30, 1999. The increases in the Company's ownership of Allmerica P&C through June 30, 1999, and for 1998 and 1997 were 14.5%, 4.3% and 6.3%, respectively. The 1999 transaction consisted of cash and cash equivalents. The 1998 transaction consisted of $124.0 million of securities and $1.0 million of cash. The 1997 transaction consisted of $55.0 million of securities and $140.0 million of cash.

The merger of Allmerica P&C and a wholly-owned subsidiary of AFC was consummated on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of Allmerica P&C that FAFLIC did not already own in exchange for cash of $425.6 million and approximately 9.7 million shares of AFC stock valued at $372.5 million. At consummation of this transaction AFC owned 59.5% through FAFLIC and 40.5% directly. The merger has been recognized as a purchase. Total consideration of approximately $798.1 million

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

has been allocated to the minority interest in the assets and liabilities based on estimates of their fair values. The minority interest acquired totaled $703.5 million. A total of $90.6 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

6.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   62.6     $  1.0      $  0.5    $   63.1
States and political subdivisions.......      13.5        0.1         0.1        13.5
Foreign governments.....................      80.0        2.1         0.1        82.0
Corporate fixed maturities..............   3,206.5       63.2       116.9     3,152.8
Mortgage-backed securities..............     359.0        1.3        11.0       349.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $3,721.6     $ 67.7      $128.6    $3,660.7
                                          ========     ======      ======    ========
Equity securities.......................  $   27.9     $ 24.7      $  1.2    $   51.4
                                          ========     ======      ======    ========

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $  192.8     $ 12.0      $ 24.5    $  180.3
States and political subdivisions.......   2,408.9       83.0         5.2     2,486.7
Foreign governments.....................     107.9        7.7         4.5       111.1
Corporate fixed maturities..............   4,293.3      167.8        81.9     4,379.2
Mortgage-backed securities..............     517.9       11.5         2.8       526.6
                                          --------     ------      ------    --------
Total fixed maturities..................  $7,520.8     $282.0      $118.9    $7,683.9
                                          ========     ======      ======    ========
Equity securities.......................  $  253.1     $151.1      $  7.1    $  397.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $18.3 million and $105.4 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  224.4   $  225.7
Due after one year through five years.......................   1,324.0    1,328.4
Due after five years through ten years......................   1,409.1    1,369.9
Due after ten years.........................................     764.1      736.7
                                                              --------   --------
Total.......................................................  $3,721.6   $3,660.7
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 79.0       $ 90.2      $169.2
                                                                ------       ------      ------
Net (depreciation) appreciation on available-for-sale
 securities.................................................    (254.4)      (122.3)     (376.7)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      78.5       --            78.5
Provision for deferred federal income taxes and minority
 interest...................................................      72.1         64.7       136.8
Distribution of subsidiaries (See Note 3)...................      (5.6)       (17.1)      (22.7)
                                                                ------       ------      ------
                                                                (109.4)       (74.7)     (184.1)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $(30.4)      $ 15.5      $(14.9)
                                                                ======       ======      ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation, beginning of year.........................    $122.6       $ 86.7      $209.3
                                                                ------       ------      ------
Net (depreciation) appreciation on available-for-sale
 securities.................................................     (99.3)         4.4       (94.9)
Appreciation due to Allmerica P&C purchase of minority in
 interest of Citizens.......................................      10.7         10.7        21.4
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       6.3       --             6.3
Provision for deferred federal income taxes and minority
 interest...................................................      38.7        (11.6)       27.1
                                                                ------       ------      ------
                                                                 (43.6)         3.5       (40.1)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 79.0       $ 90.2      $169.2
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 71.3       $ 60.1      $131.4
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      83.2         (5.9)       77.3
Appreciation due to AFC purchase of minority interest of
 Allmerica P&C..............................................      50.7         59.6       110.3
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (16.7)      --           (16.7)
Provision for deferred federal income taxes and minority
 interest...................................................     (65.9)       (27.1)      (93.0)
                                                                ------       ------      ------
                                                                  51.3         26.6        77.9
                                                                ------       ------      ------
Net appreciation, end of year...............................    $122.6       $ 86.7      $209.3
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(1.1) million, $0.8 million, and $1.8 million, in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were $533.6 million and $582.7 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $5.8 million and $11.5 million at December 31, 1999 and 1998, respectively.

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there were 2 properties remaining in the Company's real estate portfolio which are being actively marketed. Depreciation is not recorded on these assets while they are held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $301.5  $304.4
  Residential...............................................    50.3    52.8
  Retail....................................................    92.2   108.5
  Industrial/warehouse......................................    83.6   110.0
  Other.....................................................    11.8    18.5
  Valuation allowances......................................    (5.8)  (11.5)
                                                              ------  ------
Total.......................................................  $533.6  $582.7
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $132.2  $136.1
  Pacific...................................................   133.6   155.1
  East North Central........................................    62.5    80.5
  Middle Atlantic...........................................    50.3    61.2
  West South Central........................................    90.8    54.7
  New England...............................................    40.7    60.7
  Other.....................................................    29.3    45.9
  Valuation allowances......................................    (5.8)  (11.5)
                                                              ------  ------
Total.......................................................  $533.6  $582.7
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows: 2000 -- $108.1 million; 2001 -- $33.9 million; 2002 -- $27.5 million; 2003 -- $40.6 million; 2004 -- $76.4 million; and $234.7 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $11.5       $(2.4)      $ 3.3         $ 5.8
                                                                =====       =====       =====         =====
1998
Mortgage loans..............................................    $20.7       $(6.8)      $ 2.4         $11.5
                                                                =====       =====       =====         =====
1997
Mortgage loans..............................................    $19.6       $ 2.5       $ 1.4         $20.7
Real estate.................................................     14.9         6.0        20.9        --
                                                                -----       -----       -----         -----
Total.......................................................    $34.5       $ 8.5       $22.3         $20.7
                                                                =====       =====       =====         =====

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $20.9 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $18.0 million and $22.0 million, with related reserves of $0.8 million and $6.0 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $21.0 million, $26.1 million and $30.8 million, with related interest income while such loans were impaired of $2.1 million, $3.2 million and $3.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs") and other funding agreements. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

The notional amount of futures contracts outstanding was $37.1 million and $92.7 million at December 31, 1999 and 1998, respectively. The notional amounts of the contracts represent the extent of the Company's investment but not future cash requirements, as the Company generally settles open positions prior to maturity. The maturity of all futures contracts outstanding is less than one year. The fair value of futures contracts outstanding was $36.8 million and $92.5 million at December 31, 1999 and 1998, respectively.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. Deferred hedging losses were $0.9 million and $1.8 million in 1999 and 1998, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately. There was $0.1 million of gains realized on ineffective hedges in 1998. There were no gains or losses in 1999 and 1997.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998      1997
-------------                                                 ---------  ---------  ------
Contracts outstanding, beginning of year....................  $    92.7  $  --      $(33.0)
New contracts...............................................      947.0    1,117.5    (0.2)
Contracts terminated........................................   (1,002.6)  (1,024.8)   33.2
                                                              ---------  ---------  ------
Contracts outstanding, end of year..........................  $    37.1  $    92.7  $ --
                                                              =========  =========  ======

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts with swap counterparties to hedge foreign currency exposure on specific fixed income securities. Additionally, in 1999, the Company entered into a foreign

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

currency swap contract to hedge foreign currency exposure on specific fixed rate funding agreements. Interest and principal related to foreign fixed income securities and liabilities payable in foreign currencies, at current exchange rates, are exchanged for the equivalent payment in U.S dollars translated at a specific currency exchange rate. The primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rate, as agreed upon in the swap contract, and the foreign currency spot rate on the date of the exchange, as indicated by the fair value of the contract. The fair values of the foreign currency swap contracts outstanding were $(4.7) million and $1.2 million at December 31, 1999 and 1998, respectively. Changes in the fair value of contracts hedging fixed income securities are reported as an unrealized gain or loss, consistent with the underlying hedged security. Changes in fair value of contracts hedging fixed rate funding agreements are reported as other operating income, consistent with the underlying hedged liability. The net decrease in other operating income related to these contracts was $2.6 million in 1999. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency swap contracts is reflected in the net investment income related to the underlying assets and is not material in 1999, 1998 and 1997. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on foreign currency swap contracts in 1999 or 1998.

A reconciliation of the notional amount of foreign currency swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998    1997
-------------                                                 ------  -----  ------
Contracts outstanding, beginning of year....................  $ 42.6  $42.6  $ 47.6
New contracts...............................................    52.9   --       5.0
Contracts expired...........................................   (24.0)  --     (10.0)
                                                              ------  -----  ------
Contracts outstanding, end of year..........................  $ 71.5  $42.6  $ 42.6
                                                              ======  =====  ======

Expected maturities of foreign currency swap contracts outstanding at December 31, 1999 are $8.3 million in 2000, $52.9 million in 2001 and $10.3 million thereafter. There are no expected maturities of such foreign currency swap contracts in 2002, 2003 and 2004.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate GIC liabilities that are matched with fixed rate securities, the Company manages the interest rate risk by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1999 and 1998 were net payables of $4.2 million and $3.9 million, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The decrease in net investment income related to interest rate swap contracts was $7.0 million, $2.8 million and $0.4 million for the years ended December 31, 1999, 1998 and 1997, respectively. The fair value of interest rate swap contracts outstanding was $33.1 million and $(28.3) million at December 31, 1999 and 1998, respectively. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with the gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 1999 or 1998.

A reconciliation of the notional amount of interest rate swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999      1998     1997
-------------                                                 --------  --------  ------
Contracts outstanding, beginning of year....................  $1,112.6  $  244.1  $  5.0
New contracts...............................................     905.4     873.5   244.7
Contracts terminated........................................    (888.5)    --       --
Contracts expired...........................................     (80.0)     (5.0)   (5.6)
Distribution of subsidiaries (Note 3).......................     (23.6)    --       --
                                                              --------  --------  ------
Contracts outstanding, end of year..........................  $1,025.9  $1,112.6  $244.1
                                                              ========  ========  ======

Expected maturities of interest rate swap contracts outstanding at December 31, 1999 are $44.0 million in 2000, $43.1 million in 2001, $83.5 million in 2002,
$536.0 million in 2003, and $319.3 million in 2004. There are no expected maturities of such interest rate swap contracts thereafter.

G.  OTHER SWAP CONTRACTS

The Company enters into insurance portfolio-linked and credit default swap contracts for investment purposes. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio-linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. The Company regularly assesses the financial strength of its counterparties and the underlying companies in default swap contracts, and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1999, was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The fair values of swap contracts outstanding were $(0.3) million and $(0.1) million at December 31, 1999 and 1998, respectively. The net amount receivable or payable under insurance portfolio-linked swap contracts is recognized when the contracts are marked to market. The net (decrease) increase in realized investment gains related to these contracts was $(0.2) million, $1.0 million and $(1.4) million for the years ended December 31, 1999, 1998 and 1997, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The stated annual premium under credit default swap contracts is recognized currently in net investment income. The net increase to investment income related to credit default swap contracts was $0.4 million and $0.2 million for the years ended December 31, 1999 and 1998, respectively. There was no net investment income recognized in 1997.

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999     1998    1997
-------------                                                 -------  ------  -------
Contracts outstanding, beginning of year....................  $ 255.0  $ 15.0  $  58.6
New contracts...............................................     50.0   266.3    192.1
Contracts expired...........................................   (115.0)  (26.3)  (211.6)
Contracts terminated........................................    --       --      (24.1)
                                                              -------  ------  -------
Contracts outstanding, end of year..........................  $ 190.0  $255.0  $  15.0
                                                              =======  ======  =======

Expected maturities of other swap contracts outstanding at December 31, 1999 are as follows: $140.0 million in 2000 and $50.0 million in 2001. There are no expected maturities of such other swap contracts in 2002, 2003, 2004 and thereafter.

H.  OTHER

At December 31, 1999 and 1998, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

7.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $415.7  $509.6  $523.3
Mortgage loans..............................................    45.5    57.6    57.1
Equity securities...........................................     1.7     7.2    10.5
Policy loans................................................    12.7    11.9    10.9
Real estate and other long-term investments.................    14.4     7.0    31.5
Short-term investments......................................    26.6    15.6     9.9
                                                              ------  ------  ------
Gross investment income.....................................   516.6   608.9   643.2
Less investment expenses....................................   (13.5)  (15.0)  (23.7)
                                                              ------  ------  ------
Net investment income.......................................  $503.1  $593.9  $619.5
                                                              ======  ======  ======

At December 31, 1999, the company had fixed maturities with a carrying value of $1.0 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. At December 31, 1998, there was one mortgage loan on non-accrual status which had an outstanding principal balance of $4.3 million. This loan was restructured and fully impaired. There were no fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

accordance with the original terms of the investments, was a reduction in net income by $1.4 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $18.8 million, $28.7 million and $40.3 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $2.5 million, $3.3 million and $3.9 million in 1999, 1998 and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.8 million, $3.3 million and $4.2 million in 1999, 1998 and 1997, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 1999. There were, however, fixed maturities with a carrying value of $0.3 million which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $6.6 million in 1999, losses of $6.3 million in 1998, and income of $7.6 million in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(52.0) $(11.6) $14.2
Mortgage loans..............................................     2.5     8.8   (1.2)
Equity securities...........................................   141.3    63.7   53.5
Real estate and other.......................................     8.5    --      9.8
                                                              ------  ------  -----
Net realized investment gains...............................  $100.3  $ 60.9  $76.3
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS   GROSS
(IN MILLIONS)                                                     SALES      GAINS   LOSSES
-------------                                                 -------------  ------  ------
1999
Fixed maturities............................................    $1,480.5     $  9.2  $ 27.1
Equity securities...........................................       421.2      149.0     7.6

1998
Fixed maturities............................................    $  979.2     $ 17.9  $ 11.3
Equity securities...........................................       258.7       72.8     9.0

1997
Fixed maturities............................................    $1,870.7     $ 27.0  $ 15.9
Equity securities...........................................       144.9       55.5     1.2

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE (LOSS) INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive (Loss)
Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999      1998     1997
-------------                                                 --------  --------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (includes $22.7 resulting from the distribution of
 subsidiaries in 1999, net of taxes (benefit) and minority
 interest of $(103.3) million, $(20.8) million and $123.7
 million in 1999, 1998 and 1997, respectively)..............  $ (121.9) $   (6.8) $115.5
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes and minority interest
 of $33.5 million, $21.5 million and $30.7 million in 1999,
 1998 and 1997, respectively)...............................     (62.2)     33.3    37.6
                                                              --------  --------  ------
Other comprehensive (loss) income...........................  $ (184.1) $  (40.1) $ 77.9
                                                              ========  ========  ======

8.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Included in the fair value of fixed maturities are swap contracts used to hedge fixed maturities with a fair value of $31.1 million and $(27.1) million at December 31, 1999 and 1998, respectively. In addition, the Company held futures contracts with a carrying value of $(0.9) million and $(1.8) million at December 31, 1999 and 1998, respectively. The fair value of these contracts was $36.8 million and $92.5 million at December 31, 1999 and 1998, respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the consolidated balance sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits. All other liabilities are based on surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

DEBT

The carrying value of short-term debt reported in the balance sheet approximates fair value.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  279.3  $  279.3  $  504.0  $  504.0
  Fixed maturities..........................................   3,660.7   3,660.7   7,683.9   7,683.9
  Equity securities.........................................      51.4      51.4     397.1     397.1
  Mortgage loans............................................     521.2     521.9     562.3     587.1
  Policy loans..............................................     170.5     170.5     154.3     154.3
                                                              --------  --------  --------  --------
                                                              $4,683.1  $4,683.8  $9,301.6  $9,326.4
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,316.0  $1,341.4  $1,791.8  $1,830.8
  Supplemental contracts without life contingencies.........      48.8      48.8      37.3      37.3
  Dividend accumulations....................................      88.1      88.1      88.4      88.4
  Other individual contract deposit funds...................      48.4      48.2      61.6      61.1
  Other group contract deposit funds........................     602.9     583.5     700.4     704.0
  Individual fixed annuity contracts........................   1,092.5   1,057.1   1,110.6   1,073.6
  Trust instruments supported by funding obligations........      50.6      49.6     --        --
  Short-term debt...........................................     --        --        221.3     221.3
                                                              --------  --------  --------  --------
                                                              $3,247.3  $3,216.7  $4,011.4  $4,016.5
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in 1999, 1998 and 1997 is a net pre-tax contribution from the Closed Block of $13.8 million, $10.4 million and $9.1 million, respectively. Summarized financial information of the Closed Block as of December 31, 1999 and 1998 and for the periods ended December 31, 1999, 1998 and 1997 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 1999    1998
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $387.4 and $399.1 respectively)..........................................................  $372.9  $414.2
  Mortgage loans...........................................................   136.3   136.0
  Policy loans.............................................................   201.1   210.9
  Cash and cash equivalents................................................    22.6     9.4
  Accrued investment income................................................    14.0    14.1
  Deferred policy acquisition costs........................................    13.1    15.6
  Other assets.............................................................    12.3     2.9
                                                                             ------  ------
Total assets...............................................................  $772.3  $803.1
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................  $835.2  $862.9
  Other liabilities........................................................     6.9     9.1
                                                                             ------  ------
Total liabilities..........................................................  $842.1  $872.0
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                 1999    1998    1997
-------------                                                                ------  ------  ------
Revenues
  Premiums and other income................................................  $ 52.1  $ 55.4  $ 58.3
  Net investment income....................................................    53.8    53.3    53.4
  Realized investment (loss) gain..........................................    (0.6)    0.1     1.3
                                                                             ------  ------  ------
Total revenues.............................................................   105.3   108.8   113.0
                                                                             ------  ------  ------
Benefits and expenses
  Policy benefits..........................................................    88.9    95.0   100.5
  Policy acquisition expenses..............................................     2.5     2.7     3.0
  Other operating expenses.................................................     0.1     0.7     0.4
                                                                             ------  ------  ------
Total benefits and expenses................................................    91.5    98.4   103.9
                                                                             ------  ------  ------
Contribution from the Closed Block.........................................  $ 13.8  $ 10.4  $  9.1
                                                                             ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999     1998     1997
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  13.8  $  10.4  $   9.1
  Change in:
    Deferred policy acquisition costs, net..................      2.5      2.6      2.9
    Premiums and other receivables..........................    --         0.3    --
    Policy liabilities and accruals.........................    (13.1)   (13.5)   (11.6)
    Accrued investment income...............................      0.1        -      0.2
    Deferred taxes..........................................    --         0.1     (5.1)
    Other assets............................................     (8.3)     2.4     (2.9)
    Expenses and taxes payable..............................     (2.9)    (2.9)    (2.0)
    Other, net..............................................      0.8     (0.1)    (1.2)
                                                              -------  -------  -------
  Net cash used in operating activities.....................     (7.1)    (0.7)   (10.6)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    139.0     83.6    161.6
    Purchases of investments................................   (128.5)  (106.5)  (161.4)
    Other, net..............................................      9.8      7.9     11.4
                                                              -------  -------  -------
  Net cash provided by (used in) investing activities.......     20.3    (15.0)    11.6
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........     13.2    (15.7)     1.0
Cash and cash equivalents, beginning of year................      9.4     25.1     24.1
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $  22.6  $   9.4  $  25.1
                                                              =======  =======  =======

There were no valuation allowances on mortgage loans in the Closed Block at December 31, 1999, 1998 or 1997, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

10.  DEBT

Short-term debt consisted of the following:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Short-term
  Commercial paper..........................................  $ --    $ 41.3
  Borrowings under bank credit facility.....................    --     150.0
  Repurchase agreements.....................................    --      30.0
                                                              ------  ------
Total short-term debt.......................................  $ --    $221.3
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FAFLIC issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by a credit agreement. At December 31, 1999, there was no commercial paper outstanding.

Effective December 4, 1998, the Company entered into a credit agreement that expired on February 5, 1999. Borrowings under this agreement were unsecured and incurred interest at a rate per annum equal to the eurodollar rate plus applicable margin. Borrowings outstanding under this credit facility at December 31, 1998 were $150.0 million. These borrowings were repaid in February 1999.

The company utilizes repurchase agreements to finance certain transactions and had approximately $30 million in such agreements outstanding at December 31,1998. There were no repurchase agreements outstanding at December 31, 1999.

In 1999, there was no interest expense related to borrowings under the credit agreement. Interest expense related to borrowings under the credit agreement was approximately $0.7 million and $2.8 million in 1998 and 1997, respectively. All interest expense is recorded in other operating expenses.

In October, 1995, AFC issued Senior Debentures with a face value of $200.0 million, pay interest at a rate of 7 5/8%, and mature on October 16, 2025. The primary source of cash for repayment of the debt by AFC is dividends from FAFLIC and Allmerica P&C.

11.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) on continuing operations in the consolidated statements of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $88.7   $ 74.6  $74.4
  Deferred..................................................    4.3    (15.4)  14.2
                                                              -----   ------  -----
Total.......................................................  $93.0   $ 59.2  $88.6
                                                              =====   ======  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Expected federal income tax expense on continuing
  operations................................................   $133.9   $107.9  $122.9
  Tax-exempt interest.......................................    (24.2)   (38.9)  (37.9)
  Dividend received deduction...............................    --        (5.1)   (3.2)
  Changes in tax reserve estimates..........................     (8.7)     2.3     7.8
  Tax credits...............................................     (8.5)    (8.5)   (2.7)
  Other, net................................................      0.5      1.5     1.7
                                                               ------   ------  ------
Federal income tax expense on continuing operations.........   $ 93.0   $ 59.2  $ 88.6
                                                               ======   ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences attributable to the Company's consolidated federal tax return group. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  AMT carryforwards.........................................  $ --       $ (16.8)
  Loss reserve discounting..................................   (283.5)    (406.6)
  Deferred acquisition costs................................    355.7      345.8
  Employee benefit plans....................................    (52.0)     (45.3)
  Investments, net..........................................    (19.5)     121.7
  Bad debt reserve..........................................    --          (1.8)
  Litigation reserve........................................     (6.0)     (10.9)
  Discontinued operations...................................    (11.7)     --
  Other, net................................................     (1.1)      (5.5)
                                                              -------    -------
Deferred tax asset, net.....................................  $ (18.1)   $ (19.4)
                                                              =======    =======

Gross deferred income tax assets totaled $515.8 million and $486.9 millions at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $497.7 million and $467.5 million at December 31, 1999 and 1998, respectively.

The Company believes, based on the its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 1999 there are no available alternative minimum tax credit carryforwards.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

12.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FAFLIC provides retirement benefits to substantially all of its employees under a defined benefit pension plan. This plan is based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 1999, 1998 and 1997 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............  $  19.3    $  19.0    $  19.9
Interest cost...............................................     26.5       25.5       23.5
Expected return on plan assets..............................    (38.9)     (34.9)     (31.2)
Recognized net actuarial loss...............................      0.4        0.4        0.1
Amortization of transition asset............................     (1.4)      (1.8)      (1.9)
Amortization of prior service cost..........................     (2.2)      (1.7)      (2.0)
                                                              -------    -------    -------
  Net periodic pension cost.................................  $   3.7    $   6.5    $   8.4
                                                              =======    =======    =======

In 1999, subsequent to the AFC corporate reorganization, approximately $1.7 million of the net periodic pension cost was allocated to the distributed subsidiaries.

The following table summarizes the status of the plan. At December 31, 1999 and 1998 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 414.2    $ 370.4
  Service cost -- benefits earned during the year...........     19.3       19.0
  Interest cost.............................................     26.5       25.5
  Actuarial (gains) losses..................................    (44.4)      20.4
  Benefits paid.............................................    (22.9)     (21.1)
                                                              -------    -------
    Projected benefit obligation at end of year.............    392.7      414.2
                                                              -------    -------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.6      395.5
  Actual return on plan assets..............................     51.9       67.2
  Benefits paid.............................................    (22.9)     (21.1)
    Fair value of plan assets at end of year................    470.6      441.6
  Funded status of the plan.................................     77.9       27.4
  Unrecognized transition obligation........................    (21.6)     (23.9)
  Unamortized prior service cost............................    (12.0)     (11.0)
  Unrecognized net actuarial gains..........................   (101.6)     (54.9)
                                                              -------    -------
    Net pension liability...................................  $ (57.3)   $ (62.4)
                                                              =======    =======

As a result of AFC's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $8.9 million and $10.3 million in 1999 and 1998, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on a weighted average discount rate of 7.75% and 6.5% in 1999 and 1998, respectively, and the assumed long-term rate of return on plan assets was 9.0% in both 1999 and 1998. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares and 973,262 shares of AFC Common Stock at December 31, 1999 and 1998, respectively, with a market value of $44.3 million and $56.3 million at December 31, 1999 and 1998, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 1999, 1998 and 1997, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.9 million, $5.6 million and $3.3 million in 1999, 1998 and 1997, respectively. In 1999, subsequent to the AFC corporate reorganization, approximately $1.4 million of the 401(k) expense was allocated to the distributed subsidiaries. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 1999, 1998 and 1997 was $3.1 million, $3.0 million and $2.8 million, respectively.

On January 1, 1998, substantially all of the defined benefit and defined contribution 401(k) plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $5.9 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

13.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................  $  84.0    $  71.8
Service cost................................................      2.9        3.1
Interest cost...............................................      4.6        5.1
Actuarial (gains) losses....................................    (21.2)       7.6
Benefits paid...............................................     (3.5)      (3.6)
                                                              -------    -------
  Accumulated postretirement benefit obligation at end of
    year....................................................     66.8       84.0
                                                              -------    -------
Fair value of plan assets at end of year....................    --         --
                                                              -------    -------
Funded status of the plan...................................    (66.8)     (84.0)
Unamortized prior service cost..............................     (9.8)     (12.9)
Unrecognized net actuarial (gains) losses...................    (13.8)       7.5
                                                              -------    -------
  Accumulated postretirement benefit costs..................  $ (90.4)   $ (89.4)
                                                              =======    =======

The components of net periodic postretirement benefit expense were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Service cost................................................   $  2.9     $  3.1     $  3.0
Interest cost...............................................      4.6        5.1        4.6
Recognized net actuarial loss (gain)........................      0.1        0.1       (0.1)
Amortization of prior service cost..........................     (2.3)      (2.4)      (2.7)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  5.3     $  5.9     $  4.8
                                                               ======     ======     ======

In 1999, subsequent to the AFC corporate reorganization, approximately $1.1 million of the net periodic postretirement cost was allocated to the distributed subsidiaries.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $4.6 million and $5.4 million in 1999 and 1998, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1999, health care costs were assumed to increase 6.0% in 2000, declining thereafter until the ultimate rate of 5.5% is reached in 2001 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 1999 by $4.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1999 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 1999 by $3.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1999 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.75% and 6.5% at December 31, 1999 and 1998, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 5.5% for FAFLIC agents.

On January 1, 1998, substantially all of the postretirement medical and death benefits plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $3.8 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

14.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer shall pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner shall have approved such dividend or distribution. During 1999 and 1997, no dividends were declared by FAFLIC to AFC. During 1998, FAFLIC paid dividends of $50.0 million to AFC. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner, any dividend from FAFLIC to AFC for years 2000 and 2001 would require the prior approval of the Commissioner and may require AFC to make additional capital contributions to FAFLIC.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

15.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products distributed via retail channels as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities distributed to institutions. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs such as the traditional GIC, synthetic GIC and other funding agreements. Funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates, and to other institutions, such as insurance companies and pension plans. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, Corporate Technology, Corporate Finance, Human Resources and the Legal department.

Management evaluates the results of the aforementioned segments based on a pre-tax and minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................  $1,075.2   $2,220.8   $2,227.3
  Asset Accumulation
    Allmerica Financial Services............................     797.0      721.2      713.9
    Allmerica Asset Management..............................     144.5      121.7       91.1
                                                              --------   --------   --------
        Subtotal............................................     941.5      842.9      805.0
                                                              --------   --------   --------
  Corporate.................................................       0.4        2.3        4.7
  Intersegment revenues.....................................      (0.8)      (7.6)     (11.5)
                                                              --------   --------   --------
    Total segment revenues including Closed Block...........   2,016.3    3,058.4    3,025.5
                                                              --------   --------   --------
  Adjustment to segment revenues:
      Adjustment for Closed Block...........................     (92.1)     (98.4)    (102.6)
      Change in mortality...................................     --         --          (4.2)
      Net realized gains....................................     100.3       60.9       76.3
                                                              --------   --------   --------
  Total revenues............................................  $2,024.5   $3,020.9   $2,995.0
                                                              ========   ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       1999       1998       1997
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................    $   85.1   $  149.7   $  174.2
  Asset Accumulation
    Allmerica Financial Services..............................       207.1      169.0      134.6
    Allmerica Asset Management................................        21.3       23.7       18.4
                                                                  --------   --------   --------
        Subtotal..............................................       228.4      192.7      153.0
                                                                  --------   --------   --------
  Corporate...................................................       (38.6)     (45.2)     (44.6)
    Segment income before income taxes and minority interest...      274.9      297.2      282.6
  Adjustments to segment income:
    Net realized investment gains, net of amortization........       106.1       52.2       78.5
    Sales practice litigation expense.........................       --         (31.0)     --
    Gain from change in mortality assumptions.................       --         --          47.0
    Loss on cession of disability income business.............       --         --         (53.9)
    Restructuring costs.......................................       --          (9.0)     --
    Other items...............................................       --          (0.8)      (2.8)
                                                                  --------   --------   --------
  Income before taxes and minority interest...................    $  381.0   $  308.6   $  351.4
                                                                  ========   ========   ========

DECEMBER 31,
(IN MILLIONS)                                     1999        1998          1999           1998
-------------                                   ---------   ---------   ------------   ------------
                                                 IDENTIFIABLE ASSETS    DEFERRED ACQUISITION COSTS
Risk Management...............................  $   542.0   $ 6,216.8    $     6.0      $   167.5
Asset Accumulation
  Allmerica Financial Services................   23,410.7    19,407.3      1,213.1          993.1
  Allmerica Asset Management..................    1,381.1     1,810.9          0.4            0.6
                                                ---------   ---------    ---------      ---------
      Subtotal................................   24,791.8    21,218.2      1,213.5          993.7
  Corporate...................................     --            29.6       --             --
                                                ---------   ---------    ---------      ---------
    Total.....................................  $25,333.8   $27,464.6    $ 1,219.5      $ 1,161.2
                                                =========   =========    =========      =========

16.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $22.2 million, $34.9 million and $33.6 million in 1999, 1998 and 1997, respectively. These expenses relate primarily to building leases of the Company. At December 31, 1999, future minimum rental payments under non-cancelable operating leases were approximately $39.9 million, payable as follows: 2000 -- $14.1 million; 2001 -- $12.7 million; 2002 -- $8.1 million; 2003 -- $3.6 million, and $1.4 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2000.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, Accounting and Reporting for Reinsurance of Short Duration and Long Duration Contracts.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated insurer (See Note 5). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company is subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company is required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements include the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999, 1998 and 1997 were $20.4 million and $21.4 million, $34.3 million and $38.1 million, and $32.3 million and $28.2 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999, 1998 and 1997 of $1.8 million and $30.6 million, $3.7 million and $18.0 million, and $9.8 million and $(0.8) million, respectively.

On June 2, 1998, the Company recorded a $124.2 million one-time reduction of its direct and ceded written premiums as a result of a return of excess surplus from MCCA. This transaction had no impact on the total net premiums recorded by the Company in 1998.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................  $   53.5   $   51.4   $   55.9
  Assumed...................................................       0.7        0.7        0.6
  Ceded.....................................................     (50.0)     (47.8)     (29.1)
                                                              --------   --------   --------
Net premiums................................................  $    4.2   $    4.3   $   27.4
                                                              ========   ========   ========
Property and casualty premiums written:
  Direct....................................................  $1,089.0   $1,970.4   $2,068.5
  Assumed...................................................      27.3       58.8      103.1
  Ceded.....................................................    (135.4)     (74.1)    (179.8)
                                                              --------   --------   --------
Net premiums................................................  $  980.9   $1,955.1   $1,991.8
                                                              ========   ========   ========
Property and casualty premiums earned:
  Direct....................................................  $1,047.3   $1,966.8   $2,046.1
  Assumed...................................................      30.3       64.5      102.0
  Ceded.....................................................    (127.3)     (66.1)    (195.1)
                                                              --------   --------   --------
Net premiums................................................  $  950.3   $1,965.2   $1,953.0
                                                              ========   ========   ========
Life insurance and other individual policy benefits, claims, losses and loss adjustment expenses:
  Direct....................................................  $  391.9   $  359.5   $  397.4
  Assumed...................................................       0.1        0.3        0.4
  Ceded.....................................................     (39.2)     (49.5)     (79.4)
                                                              --------   --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................  $  352.8   $  310.3   $  318.4
                                                              ========   ========   ========
Property and casualty benefits, claims, losses and loss
  adjustment expenses:
  Direct....................................................  $  805.6   $1,588.2   $1,464.9
  Assumed...................................................      25.9       62.7      101.2
  Ceded.....................................................    (128.0)    (158.2)    (120.6)
                                                              --------   --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................  $  703.5   $1,492.7   $1,445.5
                                                              ========   ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

18.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Balance at beginning of year................................  $1,161.2   $  965.5   $  822.7
Acquisition expenses deferred...............................     419.2      638.2      614.3
Amortized to expense during the year........................    (240.9)    (449.6)    (472.6)
Adjustment for discontinued operations......................       3.4      ( 0.2)     --
Adjustment to equity during the year........................      39.3        7.3      (11.1)
Adjustment due to distribution of subsidiaries..............    (162.7)     --         --
Adjustment for cession of disability income insurance.......     --         --         (38.6)
Adjustment for revision of universal and variable universal
  life insurance mortality assumptions......................     --         --          50.8
                                                              --------   --------   --------
Balance at end of year......................................  $1,219.5   $1,161.2   $  965.5
                                                              ========   ========   ========

At October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.8 million recapitalization of deferred policy acquisition costs.

19.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $601.3 million and $568.0 million at December 31, 1999 and 1998, respectively. Accident and health claim liabilities were re-estimated for all prior years and were increased by $51.2 million and $14.6 million in 1999 and 1998, respectively. The increase in 1999 resulted from the Company's reserve strengthening primarily in the EBS and reinsurance pool business. The 1998 increase also resulted from the Company's reserve strengthening, primarily in the assumed reinsurance and stop loss only business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The following table provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and loss adjustment expenses
(LAE):

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Reserve for losses and LAE, beginning of the year...........  $2,597.3   $2,615.4   $2,744.1
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year..........     795.6    1,609.0    1,564.1
  Decrease in provision for insured events of prior years...     (96.1)    (127.2)    (127.9)
                                                              --------   --------   --------
Total incurred losses and LAE...............................     699.5    1,481.8    1,436.2
                                                              --------   --------   --------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................     342.1      871.9      775.1
  Losses and LAE attributable to insured events of prior
    years...................................................     424.2      643.0      732.1
                                                              --------   --------   --------
Total payments                                                   766.3    1,514.9    1,507.2
Change in reinsurance recoverable on unpaid losses..........      44.3       15.0      (50.2)
Distribution of subsidiaries................................  (2,574.8)     --         --
Other (1)...................................................     --         --          (7.5)
                                                              --------   --------   --------
Reserve for losses and LAE, end of year.....................  $  --      $2,597.3   $2,615.4
                                                              ========   ========   ========

(1) Includes purchase accounting adjustments.

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million, $127.2 million and $127.9 million in 1999, 1998 and 1997, respectively, reflecting increased favorable development on reserves for both losses and loss adjustment expenses.

Favorable development on prior years' loss reserves was $52.0 million, $58.9 million, and $87.2 million prior to the AFC corporate reorganization in 1999 and for the years ended December 31, 1998 and 1997, respectively. Favorable development on prior year's loss adjustment expense reserves was $44.1 million, $68.3 million, and $40.7 million prior to the AFC corporate reorganization in 1999 and for the years ended December 31, 1998 and 1997, respectively. The increase in favorable development 1998 is primarily attributable to claims process improvement initiatives taken by the Company. The Company has lowered claim settlement costs through increased utilization of in-house attorneys and consolidation of claim offices.

This favorable development reflects the Company's reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

Due to the nature of the business written by the Risk Management segment, the exposure to environmental liabilities is relatively small and therefore its reserves are relatively small compared to other types of liabilities. Due to the AFC corporate reorganization, the Company had no exposure for this item at December 31, 1999. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the reserve for losses and LAE, were $49.9 million and $53.1 million, net of reinsurance of $14.2 million and $15.7 million in 1998 and 1997, respectively. The Company does not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Company may be required to defend such claims. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

current law and methodologies currently available. Although these claims are not significant, their existence gives rise to uncertainty and is discussed because of the possibility, however remote, that they may become significant. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims are adequate. In addition, the Company is not aware of any litigation or pending claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

20.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected on the Consolidated Balance Sheets as of December 31, 1999. In prior years, the Company's interest in Allmerica P&C was represented by ownership of 70.0% and 65.8% of the outstanding shares of common stock at December 31, 1998 and 1997, respectively. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999 and for the years ended December 31, 1998 and 1997.

21.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries, including FAFLIC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, the plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, the Company and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. FAFLIC recognized a $31.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

22.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies...........................   $322.6    $  180.7   $  190.3
  Life and Health Companies.................................    239.0        86.4      191.2

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--       $1,269.3   $1,279.6
  Life and Health Companies.................................    590.1     1,164.1    1,221.3

23.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

During the second quarter of 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. As a result of this restructuring plan, FAFLIC recognized a pre-tax restructuring charge of $11.0 million for the quarter ended June 30, 2000. Approximately
$1.9 million of this charge relates to severance and other employee related costs resulting from the elimination of positions. All levels of employees, from staff to senior management, were affected by the restructuring. In addition, approximately $9.1 million of this charge relates to other restructuring costs, including one-time project costs.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of the Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                              Select
                                                                            Aggressive      Select    Select Growth     Select
                                                                              Growth        Growth     and Income       Income
                                                                           -----------   -----------   -----------   -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $17,590,127   $27,650,698   $30,180,566   $14,162,921
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)          --            --            --            --
Investment in shares of T. Rowe Price International Series, Inc. .......          --            --            --            --
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ....................................................          --            --          24,193          --
                                                                           -----------   -----------   -----------   -----------
    Total  assets ......................................................    17,590,127    27,650,698    30,204,759    14,162,921

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ....................................................          --            --            --             501
                                                                           -----------   -----------   -----------   -----------
    Net assets .........................................................   $17,590,127   $27,650,698   $30,204,759   $14,162,420
                                                                           -----------   -----------   -----------   -----------
                                                                           -----------   -----------   -----------   -----------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $17,590,127   $27,650,698   $30,204,759   $14,162,420
                                                                           -----------   -----------   -----------   -----------
                                                                           -----------   -----------   -----------   -----------

Units outstanding, December 31, 1999 ...................................     6,605,695     8,011,634    11,774,605    10,936,350
Net asset value per unit, December 31, 1999 ............................   $  2.662873   $  3.451318   $  2.565246   $  1.294986


                                                                                            Select       Select
                                                                              Money      International   Capital
                                                                              Market        Equity     Appreciation
                                                                           -----------   -----------   -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $14,117,150   $14,769,370   $ 7,536,868
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)          --            --            --
Investment in shares of T. Rowe Price International Series, Inc. .......          --            --            --
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ....................................................          --            --            --
                                                                           -----------   -----------   -----------
    Total  assets ......................................................    14,117,150    14,769,370     7,536,868

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ....................................................           371          --            --
                                                                           -----------   -----------   -----------
    Net assets .........................................................   $14,116,779   $14,769,370   $ 7,536,868
                                                                           -----------   -----------   -----------
                                                                           -----------   -----------   -----------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $14,116,779   $14,769,370   $ 7,536,868
                                                                           -----------   -----------   -----------
                                                                           -----------   -----------   -----------

Units outstanding, December 31, 1999 ...................................    11,367,138     7,071,841     3,247,184
Net asset value per unit, December 31, 1999 ............................   $  1.241894   $  2.088476   $  2.321048


   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                               DECEMBER 31, 1999

                                                                             Select          Select         Select
                                                                            Emerging          Value        Strategic    Fidelity VIP
                                                                             Markets       Opportunity      Growth      High Income
                                                                           ------------   ------------   ------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $  1,382,056   $  2,592,109   $  1,825,316   $       --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)           --             --             --        9,102,424
Investment in shares of T. Rowe Price International Series, Inc. .......           --             --             --             --
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ....................................................           --             --             --             --
                                                                           ------------   ------------   ------------   ------------
    Total  assets ......................................................      1,382,056      2,592,109      1,825,316      9,102,424

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ....................................................           --             --             --             --
                                                                           ------------   ------------   ------------   ------------
    Net assets .........................................................   $  1,382,056   $  2,592,109   $  1,825,316   $  9,102,424
                                                                           ------------   ------------   ------------   ------------
                                                                           ------------   ------------   ------------   ------------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $  1,382,056   $  2,592,109   $  1,825,316   $  9,102,424
                                                                           ------------   ------------   ------------   ------------
                                                                           ------------   ------------   ------------   ------------

Units outstanding, December 31, 1999 ...................................      1,089,866      2,789,758      1,655,117      6,324,624
Net asset value per unit, December 31, 1999 ............................   $   1.268098   $   0.929152   $   1.102832   $   1.439204


                                                                                                                T. Rowe Price
                                                                             Fidelity VIP     Fidelity VIP      International
                                                                            Equity-Income        Growth             Stock
                                                                           ---------------   ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $          --     $          --     $          --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)        15,993,667        18,888,401              --
Investment in shares of T. Rowe Price International Series, Inc. .......              --                --           6,106,822
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ....................................................              --                --                --
                                                                           ---------------   ---------------   ---------------
    Total  assets ......................................................        15,993,667        18,888,401         6,106,822

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ....................................................              --                --                --
                                                                           ---------------   ---------------   ---------------
    Net assets .........................................................   $    15,993,667   $    18,888,401   $     6,106,822
                                                                           ---------------   ---------------   ---------------
                                                                           ---------------   ---------------   ---------------
Net asset distribution by category:
  Variable annuity contracts ...........................................   $    15,993,667   $    18,888,401   $     6,106,822
                                                                           ---------------   ---------------   ---------------
                                                                           ---------------   ---------------   ---------------

Units outstanding, December 31, 1999 ...................................         8,172,505         5,956,838         3,324,438
Net asset value per unit, December 31, 1999 ............................   $      1.957009   $      3.170877   $      1.836949

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                               SELECT
                                                             AGGRESSIVE     SELECT     SELECT GROWTH      SELECT
                                                               GROWTH       GROWTH      AND INCOME        INCOME
                                                            -----------  -----------    -----------    -----------
INVESTMENT INCOME:
  Dividends .............................................   $      --    $    11,436    $   290,892    $   911,463
                                                            -----------  -----------    -----------    -----------

EXPENSES:
  Mortality and expense risk fees .......................       172,971      274,424        325,196        182,297
  Administrative expense fees ...........................        21,379       33,918         40,193         22,531
                                                            -----------  -----------    -----------    -----------
    Total expenses ......................................       194,350      308,342        365,389        204,828
                                                            -----------  -----------    -----------    -----------

    Net investment income (loss) ........................      (194,350)    (296,906)       (74,497)       706,635
                                                            -----------  -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...          --        726,747      1,951,397        111,810
  Net realized gain (loss) from sales of investments ....       343,175      614,931        363,389        (93,603)
                                                            -----------  -----------    -----------    -----------
    Net realized gain (loss) ............................       343,175    1,341,678      2,314,786         18,207
  Net unrealized gain (loss) ............................     4,519,016    4,808,788      1,733,590     (1,057,625)
                                                            -----------  -----------    -----------    -----------

    Net realized and unrealized gain (loss) .............     4,862,191    6,150,466      4,048,376     (1,039,418)
                                                            -----------  -----------    -----------    -----------
    Net increase (decrease) in net assets from operations   $ 4,667,841  $ 5,853,560    $ 3,973,879    $  (332,783)
                                                            ===========  ===========    ===========    ===========



                                                                          SELECT         SELECT
                                                              MONEY     INTERNATIONAL    CAPITAL
                                                              MARKET      EQUITY       APPRECIATION
                                                             --------   -----------    -----------
INVESTMENT INCOME:
  Dividends .............................................    $552,449   $      --      $      --
                                                             --------   -----------    -----------

EXPENSES:
  Mortality and expense risk fees .......................     136,523       146,474         74,482
  Administrative expense fees ...........................      16,874        18,103          9,206
                                                             --------   -----------    -----------
    Total expenses ......................................     153,397       164,577         83,688
                                                             --------   -----------    -----------

    Net investment income (loss) ........................     399,052      (164,577)       (83,688)
                                                             --------   -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...        --            --            9,140
  Net realized gain (loss) from sales of investments ....        --         206,560         52,149
                                                             --------   -----------    -----------
    Net realized gain (loss) ............................        --         206,560         61,289
  Net unrealized gain (loss) ............................        --       3,258,194      1,404,704
                                                             --------   -----------    -----------

    Net realized and unrealized gain (loss) .............        --       3,464,754      1,465,993
                                                             --------   -----------    -----------
    Net increase (decrease) in net assets from operations    $399,052   $ 3,300,177    $ 1,382,305
                                                             ========   ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                              SELECT         SELECT         SELECT
                                                              EMERGING        VALUE        STRATEGIC    FIDELITY VIP
                                                              MARKETS      OPPORTUNITY      GROWTH       HIGH INCOME
                                                            -----------    -----------    -----------    -----------
INVESTMENT INCOME:
  Dividends .............................................   $     5,726    $        12    $     5,132    $   698,798
                                                            -----------    -----------    -----------    -----------

EXPENSES:
  Mortality and expense risk fees .......................        10,455         25,453         15,294        110,973
  Administrative expense fees ...........................         1,293          3,146          1,890         13,716
                                                            -----------    -----------    -----------    -----------
    Total expenses ......................................        11,748         28,599         17,184        124,689
                                                            -----------    -----------    -----------    -----------

    Net investment income (loss) ........................        (6,022)       (28,587)       (12,052)       574,109
                                                            -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...          --          115,269           --           26,123
  Net realized gain (loss) from sales of investments ....        17,349        (11,363)         6,115       (121,364)
                                                            -----------    -----------    -----------    -----------
    Net realized gain (loss) ............................        17,349        103,906          6,115        (95,241)
  Net unrealized gain (loss) ............................       430,661       (181,986)       174,553         38,168
                                                            -----------    -----------    -----------    -----------

    Net realized and unrealized gain (loss) .............       448,010        (78,080)       180,668        (57,073)
                                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations   $   441,988    $  (106,667)   $   168,616    $   517,036
                                                            ===========    ===========    ===========    ===========


                                                                                          T. ROWE PRICE
                                                          FIDELITY VIP     FIDELITY VIP   INTERNATIONAL
                                                         EQUITY-INCOME        GROWTH         STOCK
                                                         -------------        ------         -----
INVESTMENT INCOME:
  Dividends .............................................   $164,674       $    15,605    $    21,974
                                                            --------       -----------    -----------

EXPENSES:
  Mortality and expense risk fees .......................    174,492           161,390         55,641
  Administrative expense fees ...........................     21,567            19,947          6,877
                                                            --------       -----------    -----------
    Total expenses ......................................    196,059           181,337         62,518
                                                            --------       -----------    -----------

    Net investment income (loss) ........................    (31,385)         (165,732)       (40,544)
                                                            --------       -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...    364,016           981,162         69,061
  Net realized gain (loss) from sales of investments ....     55,573           108,191         42,289
                                                            --------       -----------    -----------
    Net realized gain (loss) ............................    419,589         1,089,353        111,350
  Net unrealized gain (loss) ............................     49,099         3,363,837      1,365,554
                                                            --------       -----------    -----------

    Net realized and unrealized gain (loss) .............    468,688         4,453,190      1,476,904
                                                            --------       -----------    -----------
    Net increase (decrease) in net assets from operations   $437,303       $ 4,287,458    $ 1,436,360
                                                            ========       ===========    ===========


   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SELECT
                                                                           AGGRESSIVE GROWTH                SELECT GROWTH
                                                                              YEAR ENDED                      YEAR ENDED
                                                                             DECEMBER 31,                    DECEMBER 31,
                                                                           -----------------                -------------
                                                                           1999             1998           1999             1998
                                                                           ----             ----           ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .......................................    (194,350)        (156,301)      (296,906)        (184,003)
  Net realized gain (loss) ...........................................     343,175           98,052      1,341,678          347,058
  Net unrealized gain (loss) .........................................   4,519,016          897,084      4,808,788        3,907,392
                                                                      ------------     ------------   ------------     ------------
  Net increase (decrease)  in net assets from operations .............   4,667,841          838,835      5,853,560        4,070,447
                                                                      ------------     ------------   ------------     ------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................   1,542,005        2,441,901      3,550,208        4,107,799
  Withdrawals ........................................................    (892,464)        (341,477)    (1,259,953)        (386,659)
  Contract benefits ..................................................     (33,192)         (48,217)      (134,721)         (37,884)
  Contract charges ...................................................      (7,206)          (6,180)        (9,656)          (6,803)
  Transfers between sub-accounts (including fixed account), net ......    (339,364)         118,853      1,038,897          259,335
  Other transfers from (to) the General Account ......................      91,091           81,304        165,602            6,510
  Net increase (decrease) in investment by Sponsor ...................           -                -              -                -
                                                                      ------------     ------------   ------------     ------------
  Net increase (decrease) in net assets from contract transactions ...     360,870        2,246,184      3,350,377        3,942,298
                                                                      ------------     ------------   ------------     ------------

  Net increase (decrease) in net assets ..............................   5,028,711        3,085,019      9,203,937        8,012,745

NET ASSETS:
  Beginning of year ..................................................  12,561,416        9,476,397     18,446,761       10,434,016
                                                                      ------------     ------------   ------------     ------------
  End of year ........................................................$ 17,590,127     $ 12,561,416   $ 27,650,698     $ 18,446,761
                                                                      ============     ============   ============     ============





                                                                       SELECT GROWTH AND INCOME             SELECT INCOME
                                                                               YEAR ENDED                     YEAR ENDED
                                                                              DECEMBER 31,                   DECEMBER 31,
                                                                       ------------------------             -------------
                                                                          1999          1998            1999             1998
                                                                          ----          ----            ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .......................................      (74,497)      (23,691)        706,635          495,101
  Net realized gain (loss) ...........................................    2,314,786       257,034          18,207           61,430
  Net unrealized gain (loss) .........................................    1,733,590     2,145,693      (1,057,625)         (19,957)
                                                                       ------------  ------------    ------------     ------------
  Net increase (decrease)  in net assets from operations .............    3,973,879     2,379,036        (332,783)         536,574
                                                                       ------------  ------------    ------------     ------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................    4,416,766     5,406,939       4,305,976        6,345,431
  Withdrawals ........................................................   (1,407,383)     (801,875)     (1,084,646)        (414,565)
  Contract benefits ..................................................     (212,209)      (79,461)       (147,719)         (45,760)
  Contract charges ...................................................       (9,770)       (7,846)         (4,978)          (3,819)
  Transfers between sub-accounts (including fixed account), net ......    1,349,305      (224,356)     (3,129,183)         552,578
  Other transfers from (to) the General Account ......................      292,719        18,691         (27,796)          (7,507)
  Net increase (decrease)  in investment by Sponsor ..................            -             -               -                -
                                                                       ------------  ------------    ------------     ------------
  Net increase (decrease) in net assets from contract  transactions ..    4,429,428     4,312,092         (88,346)       6,426,358
                                                                       ------------  ------------    ------------     ------------

  Net increase (decrease) in net assets ..............................    8,403,307     6,691,128        (421,129)       6,962,932

NET ASSETS:
  Beginning of year ..................................................   21,801,452    15,110,324      14,583,549        7,620,617
                                                                       ------------  ------------    ------------     ------------
  End of year ........................................................ $ 30,204,759  $ 21,801,452    $ 14,162,420     $ 14,583,549
                                                                       ============  ============    ============     ============






                                                                             MONEY MARKET
                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                                              ------------
                                                                          1999            1998
                                                                          ----            ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .......................................      399,052         307,371
  Net realized gain (loss) ...........................................            -               -
  Net unrealized gain (loss) .........................................            -               -
                                                                       ------------     -----------
  Net increase (decrease)  in net assets from operations .............      399,052         307,371
                                                                       ------------     -----------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................   10,222,319       5,880,643
  Withdrawals ........................................................   (1,734,538)     (1,064,152)
  Contract benefits ..................................................     (243,550)        (18,419)
  Contract charges ...................................................       (3,396)         (2,822)
  Transfers between sub-accounts (including fixed account), net ......   (4,624,219)     (1,895,688)
  Other transfers from (to) the General Account ......................     (388,968)        196,883
  Net increase (decrease)  in investment by Sponsor ..................            -               -
                                                                       ------------     -----------
  Net increase (decrease) in net assets from contract  transactions ..    3,227,648       3,096,445
                                                                       ------------     -----------

  Net increase (decrease) in net assets ..............................    3,626,700       3,403,816

NET ASSETS:
  Beginning of year ..................................................   10,490,079       7,086,263
                                                                       ------------     -----------
  End of year ........................................................ $ 14,116,779     $10,490,079
                                                                       ============     ===========




   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT



                                                                                SELECT                           SELECT
                                                                         INTERNATIONAL EQUITY             CAPITAL APPRECIATION
                                                                              YEAR ENDED                       YEAR ENDED
                                                                             DECEMBER 31,                     DECEMBER 31,
                                                                         --------------------             --------------------
                                                                           1999             1998           1999             1998
                                                                           ----             ----           ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .......................................    (164,577)           2,050        (83,688)         (55,213)
  Net realized gain (loss) ...........................................     206,560           82,145         61,289          812,605
  Net unrealized gain (loss) .........................................   3,258,194        1,042,008      1,404,704         (265,474)
                                                                      ------------     ------------    -----------      -----------
  Net increase (decrease)  in net assets from operations .............   3,300,177        1,126,203      1,382,305          491,918
                                                                      ------------     ------------    -----------      -----------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................   2,093,409        2,245,544      1,537,163        1,525,487
  Withdrawals ........................................................    (673,943)        (284,540)      (375,491)        (122,872)
  Contract benefits ..................................................     (45,035)         (16,583)       (35,495)         (53,921)
  Contract charges ...................................................      (5,764)          (4,933)        (3,363)          (2,530)
  Transfers between sub-accounts (including fixed account), net ......     (85,673)          (4,484)       (17,141)          30,578
  Other transfers from (to) the General Account ......................      69,302         (129,017)        50,763          (71,019)
  Net increase (decrease)  in investment by Sponsor ..................           -                -              -                -
                                                                      ------------     ------------    -----------      -----------
  Net increase (decrease) in net assets from contract  transactions ..   1,352,296        1,805,987      1,156,436        1,305,723
                                                                      ------------     ------------    -----------      -----------

  Net increase (decrease) in net assets ..............................   4,652,473        2,932,190      2,538,741        1,797,641

NET ASSETS:
  Beginning of year ..................................................  10,116,897        7,184,707      4,998,127        3,200,486
                                                                      ------------     ------------    -----------      -----------
  End of year ........................................................$ 14,769,370     $ 10,116,897    $ 7,536,868      $ 4,998,127
                                                                      ============     ============    ===========      ===========




                                                                               SELECT                            SELECT
                                                                          EMERGING MARKETS                 VALUE OPPORTUNITY
                                                                       YEAR            PERIOD           YEAR            PERIOD
                                                                       ENDED        FROM 2/20/98*       ENDED        FROM 2/20/98*
                                                                      12/31/99       TO 12/31/98       12/31/99       TO 12/31/98
                                                                      --------       -----------       --------       -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .......................................     (6,022)          (1,905)        (28,587)           3,568
  Net realized gain (loss) ...........................................     17,349           (4,147)        103,906           (3,950)
  Net unrealized gain (loss) .........................................    430,661          (39,804)       (181,986)           7,156
                                                                      -----------        ---------     -----------      -----------
  Net increase (decrease)  in net assets from operations .............    441,988          (45,856)       (106,667)           6,774
                                                                      -----------        ---------     -----------      -----------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................    378,796          394,788       1,033,260        1,145,004
  Withdrawals ........................................................    (75,657)          (4,004)       (131,253)         (10,533)
  Contract benefits ..................................................     (5,416)               -         (66,268)               -
  Contract charges ...................................................       (262)              (4)           (647)              (5)
  Transfers between sub-accounts (including fixed account), net ......    133,184           83,289         453,605          144,521
  Other transfers from (to) the General Account ......................     58,004           23,199          58,737           65,578
  Net increase (decrease)  in investment by Sponsor ..................          ---              7               -                3
                                                                      -----------        ---------     -----------      -----------
  Net increase (decrease) in net assets from contract  transactions ..    488,649          497,275       1,347,434        1,344,568
                                                                      -----------        ---------     -----------      -----------

  Net increase (decrease) in net assets ..............................    930,637          451,419       1,240,767        1,351,342

NET ASSETS:
  Beginning of year ..................................................    451,419                -       1,351,342                -
                                                                      -----------        ---------     -----------      -----------
  End of year ........................................................$ 1,382,056        $ 451,419     $ 2,592,109      $ 1,351,342
                                                                      ===========        =========     ===========      ===========





                                                                                   SELECT
                                                                              STRATEGIC GROWTH
                                                                           YEAR           PERIOD
                                                                           ENDED       FROM 2/20/98*
                                                                         12/31/99       TO 12/31/98
                                                                         --------       -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .......................................        (12,052)         (2,283)
  Net realized gain (loss) ...........................................          6,115          (4,247)
  Net unrealized gain (loss) .........................................        174,553           4,002
                                                                          -----------       ---------
  Net increase (decrease)  in net assets from operations .............        168,616          (2,528)
                                                                          -----------       ---------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................      1,063,800         598,039
  Withdrawals ........................................................        (27,118)        (11,642)
  Contract benefits ..................................................        (22,091)              -
  Contract charges ...................................................           (298)            (21)
  Transfers between sub-accounts (including fixed account), net ......        (51,294)         60,193
  Other transfers from (to) the General Account ......................         24,877          24,779
  Net increase (decrease)  in investment by Sponsor ..................              -               4
                                                                          -----------       ---------
  Net increase (decrease) in net assets from contract  transactions ..        987,876         671,352
                                                                          -----------       ---------

  Net increase (decrease) in net assets ..............................      1,156,492         668,824

NET ASSETS:
  Beginning of year ..................................................        668,824               -
                                                                          -----------       ---------
  End of year ........................................................    $ 1,825,316       $ 668,824
                                                                          ===========       =========


* Date of initial investment.


   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT



                                                                          FIDELITY VIP HIGH INCOME       FIDELITY VIP EQUITY-INCOME
                                                                                YEAR ENDED                      YEAR ENDED
                                                                                DECEMBER 31,                   DECEMBER 31,
                                                                          ------------------------       --------------------------
                                                                            1999             1998           1999             1998
                                                                            ----             ----           ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .......................................     574,109          229,070        (31,385)         (33,415)
  Net realized gain (loss) ...........................................     (95,241)         165,505        419,589          349,484
  Net unrealized gain (loss) .........................................      38,168         (897,298)        49,099          334,416
                                                                       -----------      -----------   ------------     ------------
  Net increase (decrease)  in net assets from operations .............     517,036         (502,723)       437,303          650,485
                                                                       -----------      -----------   ------------     ------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................   2,596,050        3,619,399      3,294,962        4,401,675
  Withdrawals ........................................................    (548,073)        (469,859)      (641,817)        (268,598)
  Contract benefits ..................................................    (206,386)         (31,220)       (95,911)        (114,173)
  Contract charges ...................................................      (3,278)          (2,289)        (5,717)          (3,911)
  Transfers between sub-accounts (including fixed account), net ......    (500,961)         477,001      2,040,773          203,743
  Other transfers from (to) the General Account ......................     148,298           71,054        176,914          117,505
  Net increase (decrease)  in investment by Sponsor ..................           -                -              -                -
                                                                       -----------      -----------   ------------     ------------
  Net increase (decrease) in net assets from contract  transactions ..   1,485,650        3,664,086      4,769,204        4,336,241
                                                                       -----------      -----------   ------------     ------------

  Net increase (decrease) in net assets ..............................   2,002,686        3,161,363      5,206,507        4,986,726

NET ASSETS:
  Beginning of year ..................................................   7,099,738        3,938,375     10,787,160        5,800,434
                                                                       -----------      -----------   ------------     ------------
  End of year ........................................................ $ 9,102,424      $ 7,099,738   $ 15,993,667     $ 10,787,160
                                                                       ===========      ===========   ============     ============




                                                                                                             T. ROWE PRICE
                                                                              FIDELITY VIP GROWTH           INTERNATIONAL STOCK
                                                                                  YEAR ENDED                    YEAR ENDED
                                                                                 DECEMBER 31,                  DECEMBER 31,
                                                                              -------------------           -------------------
                                                                             1999             1998         1999             1998
                                                                             ----             ----         ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .......................................      (165,732)         (63,622)     (40,544)           1,007
  Net realized gain (loss) ...........................................     1,089,353          644,150      111,350           39,848
  Net unrealized gain (loss) .........................................     3,363,837        1,357,167    1,365,554          300,244
                                                                        ------------      -----------  -----------      -----------
  Net increase (decrease)  in net assets from operations .............     4,287,458        1,937,695    1,436,360          341,099
                                                                        ------------      -----------  -----------      -----------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................     4,006,497        2,760,118      769,715        1,182,338
  Withdrawals ........................................................      (593,288)        (161,829)    (207,337)         (69,415)
  Contract benefits ..................................................      (143,732)         (78,540)     (22,515)         (26,347)
  Contract charges ...................................................        (5,026)          (2,884)      (2,030)          (1,415)
  Transfers between sub-accounts (including fixed account), net ......     2,804,696          115,915      489,064           78,521
  Other transfers from (to) the General Account ......................       186,145           35,742       23,553           44,342
  Net increase (decrease)  in investment by Sponsor ..................             -                -            -                -
                                                                        ------------      -----------  -----------      -----------
  Net increase (decrease) in net assets from contract  transactions ..     6,255,292        2,668,522    1,050,450        1,208,024
                                                                        ------------      -----------  -----------      -----------

  Net increase (decrease) in net assets ..............................    10,542,750        4,606,217    2,486,810        1,549,123

NET ASSETS:
  Beginning of year ..................................................     8,345,651        3,739,434    3,620,012        2,070,889
                                                                        ------------      -----------  -----------      -----------
  End of year ........................................................  $ 18,888,401      $ 8,345,651  $ 6,106,822      $ 3,620,012
                                                                        ============      ===========  ===========      ===========








   The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS



NOTE 1 - ORGANIZATION

      Allmerica Select Separate Account (Allmerica Select) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

      Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select currently offers fourteen Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS) , an indirect wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity VIP) managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. The Trust, Fidelity VIP, and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

      FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore, no provision for income taxes has been charged against Allmerica Select.

                        ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 3 - INVESTMENTS

      The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1999 were as follows:


                                                                PORTFOLIO INFORMATION
                                               ---------------------------------------------------------
                                                                                            NET ASSET
                                                  NUMBER OF            AGGREGATE              VALUE
INVESTMENT PORTFOLIO                                SHARES                COST              PER SHARE
                                               -----------------    -----------------     --------------
Select Aggressive Growth......................        5,156,883         $ 10,977,388            $ 3.411
Select Growth.................................        9,068,776           17,199,415              3.049
Select Growth and Income......................       15,613,330           24,556,957              1.933
Select Income.................................       14,861,408           15,029,676              0.953
Money Market..................................       14,117,150           14,117,150              1.000
Select International Equity...................        7,271,969            9,974,290              2.031
Select Capital Appreciation...................        3,671,149            5,974,642              2.053
Select Emerging Markets.......................        1,069,703              991,197              1.292
Select Value Opportunity......................        1,704,214            2,766,940              1.521
Select Strategic Growth.......................        1,621,062            1,646,761              1.126
Fidelity VIP High Income......................          804,812            9,579,537             11.310
Fidelity VIP Equity-Income....................          622,080           14,768,388             25.710
Fidelity VIP Growth...........................          343,863           13,658,865             54.930
T. Rowe Price International Stock.............          320,736            4,395,612             19.040

NOTE 4 - RELATED PARTY TRANSACTIONS

      The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

      For contracts issued on Form A3020-92 (Allmerica Select Resource I), a contract fee is deducted on the contract anniversary and upon full surrender of the contract. For contracts issued on Form A3025-96 (Allmerica Select Resource
II), a contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $50,000. For contracts issued on Form A3027-98 (Allmerica Select Charter), a contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $75,000. The fee is currently waived for Allmerica Select Resource II contracts issued to and maintained by the trustee of a 401(k) plan.

      Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of the Company, is the principal underwriter and general distributor of Allmerica Select, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of certain independent broker-dealers. The Allmerica Select Resource I and II contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

                        ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

       Transactions from contractowners and sponsor were as follows:


                                                                          YEAR ENDED DECEMBER 31,
                                                                1999                                   1998
                                               --------------------------------------     ------------------------------------
                                                    UNITS                AMOUNT               UNITS              AMOUNT
                                               -----------------    -----------------     --------------   -------------------
Select Aggressive Growth
  Issuance of Units..........................         1,288,438          $ 2,727,795          2,101,768           $ 3,936,189
  Redemption of Units........................        (1,132,178)          (2,366,925)          (957,286)           (1,690,005)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................           156,260          $   360,870          1,144,482           $ 2,246,184
                                               =================    =================     ==============   ===================

Select Growth
  Issuance of Units..........................         2,507,080          $ 7,046,398          2,730,612           $ 6,281,672
  Redemption of Units........................        (1,336,247)          (3,696,021)        (1,057,929)           (2,339,374)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................         1,170,833          $ 3,350,377          1,672,683           $ 3,942,298
                                               =================    =================     ==============   ===================

Select Growth and Income
  Issuance of Units..........................         3,405,403          $ 7,979,976          3,667,631           $ 7,514,504
  Redemption of Units........................        (1,555,002)          (3,550,548)        (1,640,818)           (3,202,412)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................         1,850,401          $ 4,429,428          2,026,813           $ 4,312,092
                                               =================    =================     ==============   ===================

Select Income
  Issuance of Units..........................         4,966,502          $ 6,226,766          8,416,901          $ 10,819,448
  Redemption of Units........................        (5,039,471)          (6,315,112)        (3,468,453)           (4,393,090)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................           (72,969)         $   (88,346)         4,948,448          $  6,426,358
                                               =================    =================     ==============   ===================

Money Market
  Issuance of Units..........................        12,869,583         $ 14,942,827          7,584,558           $ 8,923,916
  Redemption of Units........................       (10,262,991)         (11,715,179)        (4,981,285)           (5,827,471)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................         2,606,592         $  3,227,648          2,603,273           $ 3,096,445
                                               =================    =================     ==============   ===================

Select International Equity
  Issuance of Units..........................         1,632,828          $ 2,994,444          2,034,438           $ 3,122,371
  Redemption of Units........................          (852,167)          (1,642,148)          (875,449)           (1,316,384)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................           780,661          $ 1,352,296          1,158,989           $ 1,805,987
                                               =================    =================     ==============   ===================

Select Capital Appreciation
  Issuance of Units..........................         1,161,062          $ 2,240,824          1,379,306           $ 2,337,529
  Redemption of Units........................          (575,724)          (1,084,388)          (631,628)           (1,031,806)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................           585,338          $ 1,156,436            747,678           $ 1,305,723
                                               =================    =================     ==============   ===================

Select Emerging Markets
  Issuance of Units..........................           744,444            $ 713,738            615,779             $ 517,744
  Redemption of Units........................          (236,288)            (225,089)           (34,069)              (20,469)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................           508,156            $ 488,649            581,710             $ 497,275
                                               =================    =================     ==============   ===================

Select Value Opportunity
  Issuance of Units..........................         1,989,327          $ 1,859,088          1,445,434           $ 1,413,471
  Redemption of Units........................          (566,212)            (511,654)           (78,791)              (68,903)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................         1,423,115          $ 1,347,434          1,366,643           $ 1,344,568
                                               =================    =================     ==============   ===================


                                     SA-10

                        ALLMERICA SELECT SEPARATE ACCOUNT

                    NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)


                                                                          YEAR ENDED DECEMBER 31,
                                                                1999                                   1998
                                               --------------------------------------     ------------------------------------
                                                    UNITS                AMOUNT               UNITS              AMOUNT
                                               -----------------    -----------------     --------------   -------------------
Select Strategic Growth
  Issuance of Units..........................         1,261,036          $ 1,280,343            739,435             $ 711,886
  Redemption of Units........................          (299,949)            (292,467)           (45,405)              (40,534)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................           961,087          $   987,876            694,030             $ 671,352
                                               =================    =================     ==============   ===================

Fidelity VIP High Income
  Issuance of Units..........................         2,918,757          $ 4,025,329          3,300,126           $ 4,794,054
  Redemption of Units........................        (1,854,873)          (2,539,679)          (792,654)           (1,129,968)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................         1,063,884          $ 1,485,650          2,507,472           $ 3,664,086
                                               =================    =================     ==============   ===================

Fidelity VIP Equity-Income
  Issuance of Units..........................         3,349,652          $ 6,491,966          3,505,845           $ 6,320,675
  Redemption of Units........................          (956,139)          (1,722,762)        (1,147,644)           (1,984,434)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................         2,393,513          $ 4,769,204          2,358,201           $ 4,336,241
                                               =================    =================     ==============   ===================

Fidelity VIP Growth
  Issuance of Units..........................         2,995,401          $ 7,719,228          2,171,242           $ 4,228,390
  Redemption of Units........................          (605,269)          (1,463,936)          (802,937)           (1,559,868)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................         2,390,132          $ 6,255,292          1,368,305           $ 2,668,522
                                               =================    =================     ==============   ===================

T Rowe Price International Stock
  Issuance of Units..........................         1,071,365          $ 1,525,440          1,189,475           $ 1,590,309
  Redemption of Units........................          (337,489)            (474,990)          (292,129)             (382,285)
                                               -----------------    -----------------     --------------   -------------------
    Net increase (decrease)..................           733,876          $ 1,050,450            897,346           $ 1,208,024
                                               =================    =================     ==============   ===================


NOTE 6 - DIVERSIFICATION REQUIREMENTS

      Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

      The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Allmerica Select satisfies the current requirements of the regulations, and it intends that Allmerica Select will continue to meet such requirements.

                        ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 7 - PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of shares of the Funds by Allmerica Select during the year ended December 31, 1999 were as follows:


INVESTMENT PORTFOLIO                              PURCHASES              SALES
--------------------                           -----------------    -----------------
Select Aggressive Growth.....................        $1,638,369          $ 1,471,849
Select Growth................................         5,877,912            2,097,694
Select Growth and Income.....................         8,339,540            2,057,405
Select Income................................         4,932,188            4,201,588
Money Market.................................        11,409,678            7,782,607
Select International Equity..................         2,200,839            1,013,120
Select Capital Appreciation..................         1,798,814              716,926
Select Emerging Markets......................           627,960              145,333
Select Value Opportunity.....................         1,778,862              344,746
Select Strategic Growth......................         1,217,404              241,580
Fidelity VIP High Income.....................         3,828,930            1,743,048
Fidelity VIP Equity-Income...................         5,699,298              597,463
Fidelity VIP Growth..........................         7,726,930              656,208
T. Rowe Price International Stock............         1,388,542              309,575
                                               -----------------    -----------------
  Totals.....................................       $58,465,266         $ 23,379,142
                                               =================    =================

NOTE 8 - PLAN OF SUBSTITUTION FOR PORTFOLIO OF THE TRUST

      An application has been filed with the Securities and Exchange Commission
(SEC) seeking an order approving the substitution of shares of the Select Investment Grade Income Fund (SIGIF) for all of the shares of the Select Income Fund (SIF). To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace SIF shares with SIGIF shares. The substitution is planned to be effective on or about July 1, 2000.

                          PART C. OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements Included in Part B
     Financial Statements for First Allmerica Financial Life Insurance Company and Financial Statements for Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     Financial Statements Included in Part C
     None

     (b)  EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment
                  No. 12 of Registration Statement No. 33-71058/811-8116, and is incorporated by reference herein.

    EXHIBIT 2     Not Applicable. Pursuant to Rule 26a-2, the
                  Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

    EXHIBIT 3     (a) Underwriting and Administrative Services Agreement
                      was previously filed on April 24, 1998 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71058/811-8116, and is
                      incorporated by reference herein.

                  (b) Form of Revised Commission Schedule was previously
                      filed on September 9, 1998 in Registrant's Initial Registration Statement No. 333-63087/811-8116, and is incorporated by reference herein. Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment
                      No. 12 of Registration Statement No. 33-71058/811-8116, and are incorporated by reference herein.

                  (c) General Agent's Agreement was previously filed on
                      April 24, 1998 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71058/811-8116, and is incorporated by reference herein.

                  (d) Career Agent Agreement was previously filed on
                      April 24, 1998 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71058/811-8116, and is incorporated by reference herein.

                  (e) Registered Representative's Agreement was previously
                      filed on April 24, 1998 in Post-Effective Amendment
                      No. 12 of Registration Statement No. 33-71058/811-8116, and is incorporated by reference herein.

     EXHIBIT 4 Draft Contract Form 3027-98 was previously filed on December 8, 1998 in Pre- Effective Amendment No. 1 of Registration Statement No. 333-63087/811-8116, and is incorporated by reference herein.

     EXHIBIT 5    Application Form AS-495 was previously filed on
                  December 8, 1998 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-63087/811-8116, and is incorporated by reference herein.

     EXHIBIT 6 Articles of Incorporation were previously filed on April 30, 1996 in Post-Effective Amendment No. 4 of Registration Statement No. 33-71058/811-8116, and are incorporated by reference herein. Revised Bylaws were previously filed on April 30, 1996 in Post-Effective Amendment No. 4 of Registration Statement No. 33-71058/ 811-8116, and are incorporated by reference herein.

     EXHIBIT 7    Not Applicable.

     EXHIBIT 8    (a) Fidelity Service Agreement was previously
                      filed on April 30,1996 in Post-Effective
                      Amendment No. 4 of Registration Statement
                      No. 33-71058/811-8116, and is incorporated by reference herein.

                  (b) An Amendment to the Fidelity Service Agreement,
                      effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 of Registration Statement No. 33-71058/811-8116, and is incorporated by reference herein.

                  (c) Fidelity Service Contract, effective as of
                      January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 of
                      Registration Statement No. 33-71058/811-8116, and is incorporated by reference herein.

                  (d) T. Rowe Price Service Agreement was previously
                      filed on April 24,1998 in Post-Effective
                      Amendment No. 12 of Registration Statement
                      No. 33-71058/811-8116, and is incorporated by reference herein.

                  (e) BFDS Agreements for lockbox and mailroom
                      services were previously filed on April 24, 1998 in Post-Effective Amendment No. 12 of
                      Registration Statement No. 33-71058/811-
                      8116, and are incorporated by reference herein.

                  (f) Directors' Power of Attorney is filed herewith.

     EXHIBIT 9    Opinion of Counsel is filed herewith.

     EXHIBIT 10   Consent of Independent Accountants is filed herewith.

     EXHIBIT 11   None.

     EXHIBIT 12   None.

     EXHIBIT 13 Schedule for Computation of Performance Calculations was previously filed on April 28, 2000 in Post-Effective Amendment No. 2 of Registration Statement
                  No.333-63087/811-8116, and is incorporated by reference herein.

     EXHIBIT 14   Not Applicable

     EXHIBIT 15   (a) Participation Agreement between the Company and Allmerica
                      Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                  (b) Amendment dated March 29, 2000 and
                      Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 12 of Registration Statement No. 33- 71058/811-8116, and is incorporated by reference herein.

                  (c) Participation Agreement between the Company
                      and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71058/811-8116, and is incorporated by reference herein.

                  (d) Form of Amendment to AIM Participation
                      Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

                  (c) Form of Participation Agreement with Alliance
                      was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                  (d) Participation Agreement with Bankers Trust was
                      previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                  (e) Amendment to Variable Insurance Products Fund
                      II Participation Agreement dated March 29, 2000 and Amendment dated October 4, 1999 were previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                  (g) Participation Agreement with Variable
                      Insurance Products Fund III was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                  (h) Form of Participation Agreement with Franklin
                      Templeton was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein.

                  (i) Participation Agreement with INVESCO was
                      previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                  (j) Participation Agreement with Janus was
                      previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                  (k) Amendment to Kemper Participation Agreement
                      was previously filed in April 2000 in Post-Effective Amendment No. 6 of Registration Statement No. 333-10285/811-7769 and is
                      incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-10285/811-7769, and is incorporated by reference herein.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                  DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                        -----------------------------------------------
Bruce C. Anderson                         Director (since 1996), Vice President (since 1984) and Assistant
  Director and Vice President             Secretary (since 1992) of First Allmerica

Warren E. Barnes                          Vice President (since 1996) and Corporate Controller (since 1998)
  Vice President and                      of First Allmerica
  Corporate Controller

Mark R. Colborn                           Director (since 2000) and Vice President (since 1992) of First
  Director and Vice President             Allmerica


Charles F. Cronin                         Secretary (since 2000) and Counsel (since 1996) of First Allmerica;
  Secretary                               Secretary and Counsel (since 1998) of Allmerica Financial
                                          Corporation; Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                          Director, Vice President and General Counsel of First Allmerica
    Director, Vice President and          (since 2000); Vice President (1999) of Promos Hotel Corporation;
  General Counsel                         Vice President & Deputy General Counsel (1998-1999) of Legg
                                          Mason, Inc.; Vice President and Deputy General Counsel (1995-
                                          1998) of USF&G Corporation.

John P. Kavanaugh                         Director and Chief Investment Officer (since 1996) and Vice
  Director, Vice President and            President (since 1991) of First Allmerica; Vice President (since
  Chief Investment Officer                1998) of Allmerica Financial Investment Management Services,
                                          Inc.; and President (since 1995) and
                                          Director (since 1996) of Allmerica
                                          Asset Management, Inc.

J. Barry May                              Director (since 1996) of First Allmerica; Director and President
   Director                               (since 1996) of The Hanover Insurance Company; and Vice
                                          President (1993 to 1996) of The Hanover Insurance Company

Mark C. McGivney                          Vice President (since 1997) and Treasurer (since 2000) of First
  Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996 -1997) of Merrill
                                          Lynch & Co.; Associate, Investment Banking (1995) of Salomon
                                          Brothers, Inc.; Treasurer (since 2000) of Allmerica Investments,
                                          Inc., Allmerica Asset Management, Inc. and Allmerica Financial
                                          Investment Management Services, Inc.

John F. O'Brien                           Director, President and Chief Executive Officer (since 1989) of
    Director, President and Chief         First Allmerica
  Executive Officer

Edward J. Parry, III                      Director and Chief Financial Officer (since 1996), Vice President
  Director, Vice President,               (since 1993), and Treasurer (1993 - 2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                         Director (since 1996) and Vice President (since 1990) of First
  Director and Vice President             Allmerica; President (since 1995) of Allmerica Financial Life
                                          Insurance and Annuity Company; Director (since 1990) of Allmerica
                                          Investments, Inc.; and Director and President (since 1998) of Allmerica
                                          Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                   Director and Vice President (since 1998) of First Allmerica;
  Director and Vice President             Director (since 1998) of The Hanover Insurance Company; Chief
                                          Executive Officer (1996 to 1998) of Travelers Property & Casualty;
                                          Senior Vice President (1993 to 1996) of Aetna Life & Casualty
                                          Company

Eric A. Simonsen                          Director (since 1996) and Vice President (since 1990) of First
  Director and Vice President             Allmerica; Director (since 1991) of Allmerica Investments, Inc.;
                                          and Director (since 1991) of Allmerica Financial Investment
                                          Management Services, Inc.

Gregory D. Tranter                        Director and Vice President (since 2000) of First Allmerica; Vice
  Director and Vice President             President (since 1998) of The Hanover Insurance Company; Vice
                                          President (1996-1998) of Travelers Property & Casualty; Director
                                          of Geico Team (1983-1996) of Aetna Life & Casualty


ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                              FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

AAM Equity Fund                                  440 Lincoln Street                Massachusetts Grantor Trust
                                                 Worcester MA 01653

AAM Growth &  Income Fund, L.P                   440 Lincoln Street                Limited Partnership
                                                 Worcester MA 01653

Advantage Insurance Network Inc.                 440 Lincoln Street                Insurance Agency
                                                 Worcester MA 01653

AFC Capital Trust I                              440 Lincoln Street                Statutory Business Trust
                                                 Worcester MA 01653

Allmerica Asset Management Limited               440 Lincoln Street                Investment advisory services
                                                 Worcester MA 01653

Allmerica Asset Management, Inc.                 440 Lincoln Street                Investment advisory services
                                                 Worcester MA 01653
Allmerica Benefits, Inc.                         440 Lincoln Street                Non-insurance medical services
                                                 Worcester MA 01653

Allmerica Equity Index Pool                      440 Lincoln Street                Massachusetts Grantor Trust
                                                 Worcester MA 01653

Allmerica Financial Alliance Insurance           100 North Parkway                 Multi-line property and casualty
Company                                          Worcester MA 01605                insurance

Allmerica Financial Benefit Insurance            100 North Parkway                 Multi-line property and casualty
Company                                          Worcester MA 01605                insurance

Allmerica Financial Corporation                  440 Lincoln Street                Holding Company
                                                 Worcester MA 01653

Allmerica Financial Insurance                    440 Lincoln Street                Insurance Broker
Brokers, Inc.                                    Worcester MA 01653

Allmerica Financial Life Insurance               440 Lincoln Street                Life insurance, accident and health
and Annuity Company (formerly known              Worcester MA 01653                insurance, annuities, variable
as SMA Life Assurance Company                                                      annuities and variable life insurance

Allmerica Financial Services Insurance           440 Lincoln Street                Insurance Agency
Agency, Inc.                                     Worcester MA 01653

Allmerica Funding Corp.                          440 Lincoln Street                Special purpose funding vehicle for
                                                 Worcester MA 01653                commercial paper

Allmerica, Inc.                                  440 Lincoln Street                Common employer for Allmerica
                                                 Worcester MA 01653                Financial Corporation entities

Allmerica Financial Investment                   440 Lincoln Street                Investment advisory services
Management Services, Inc. (formerly              Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                  440 Lincoln Street                Investment advisory services
Company, Inc.                                    Worcester MA 01653

Allmerica Investments, Inc.                      440 Lincoln Street                Securities, retail broker-dealer
                                                 Worcester MA 01653

Allmerica Investments Insurance Agency           200 Southbridge Parkway
Inc. of Alabama                                  Suite 400
                                                 Birmingham, AL 35209              Insurance Agency


Allmerica Investments Insurance Agency of        14211 Commerce Way                Insurance Agency
Florida, Inc.                                    Miami Lakes, FL 33016

Allmerica Investment Insurance Agency            1455 Lincoln Parkway              Insurance Agency
Inc. of Georgia                                  Suite 300
                                                 Atlanta, GA 30346

Allmerica Investment Insurance Agency            Barkley Bldg-Suite 105            Insurance Agency
Inc. of Kentucky                                 12700 Shelbyville Road
                                                 Louisiana, KY 40423

Allmerica Investments Insurance Agency           631 Lakeland East Drive           Insurance Agency
Inc. of Mississippi                              Flowood, MS 39208

Allmerica Investment Trust                       440 Lincoln Street                Investment Company
                                                 Worcester MA 01653

Allmerica Plus Insurance                         440 Lincoln Street                Insurance Agency
Agency, Inc.                                     Worcester MA 01653

Allmerica Property & Casualty                    440 Lincoln Street                Holding Company
Companies, Inc.                                  Worcester MA 01653

Allmerica Securities Trust                       440 Lincoln Street                Investment Company
                                                 Worcester MA 01653

Allmerica Services Corporation                   440 Lincoln Street                Internal administrative services
                                                 Worcester MA 01653                provider to Allmerica Financial
                                                                                   Corporation entities

Allmerica Trust Company, N.A.                    440 Lincoln Street                Limited purpose national trust
                                                 Worcester MA 01653                company

AMGRO, Inc.                                      100 North Parkway                 Premium financing
                                                 Worcester MA 01605

Citizens Corporation                             440 Lincoln Street                Holding Company
                                                 Worcester MA 01653

Citizens Insurance Company of America            645 West Grand River              Multi-line property and casualty
                                                 Howell MI 48843                   insurance

Citizens Insurance Company of Illinois           333 Pierce Road                   Multi-line property and casualty
                                                 Itasca IL 60143                   insurance

Citizens Insurance Company of the                3950 Priority Way                 Multi-line property and casualty
Midwest                                          South Drive, Suite 200            insurance
                                                 Indianapolis IN 46280


Citizens Insurance Company of Ohio               8101 N. High Street               Multi-line property and casualty
                                                 P.O. Box 342250                   insurance
                                                 Columbus OH 43234

Citizens Management, Inc.                        645 West Grand River              Services management company
                                                 Howell MI 48843

Financial Profiles                               5421 Avenida Encinas              Computer software company
                                                 Carlsbad, CA  92008

First Allmerica Financial Life Insurance         440 Lincoln Street                Life, pension, annuity, accident
Company (formerly State Mutual Life              Worcester MA 01653                and health insurance company
Assurance Company of America)

First Sterling Limited                           440 Lincoln Street                Holding Company
                                                 Worcester MA 01653

First Sterling Reinsurance Company               440 Lincoln Street                Reinsurance Company
Limited                                          Worcester MA 01653

Greendale Special Placements Fund                440 Lincoln Street                Massachusetts Grantor Trust
                                                 Worcester MA 01653

The Hanover American Insurance                   100 North Parkway                 Multi-line property and casualty
Company                                          Worcester MA 01605                insurance

The Hanover Insurance Company                    100 North Parkway                 Multi-line property and casualty
                                                 Worcester MA 01605                insurance

Hanover Texas Insurance Management               801 East Campbell Road            Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                    Richardson TX 75081               Insurance Company

Hanover Lloyd's Insurance Company                Hanover Lloyd's Insurance         Multi-line property and casualty
                                                 Company                           insurance

Lloyds Credit Corporation                        440 Lincoln Street                Premium financing service
                                                 Worcester MA 01653                franchises

Massachusetts Bay Insurance Company              100 North Parkway                 Multi-line property and casualty
                                                 Worcester MA 01605                insurance

Sterling Risk Management Services, Inc.          440 Lincoln Street                Risk management services
                                                 Worcester MA 01653


ITEM 27.      NUMBER OF CONTRACT OWNERS

         As of October 31, 2000, there were 1,300 Contact holders of qualified Contracts and 2,015 Contract holders of non-qualified Contracts.

ITEM 28.      INDEMNIFICATION

         To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director.

         1. for any breach of the director's duty of loyalty to the Company or its policyholders;

         2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

         3. for liability, if any, imposed on directors of insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c. 156B
             Section 62;

         4. for any transactions from which the director derived an improper personal benefit.

ITEM 29.      PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         --  VEL Account, VEL II Account, VEL Account III, Separate
             Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         --  Inheiritage Account, VEL II Account, Separate Account I,
             Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         --  Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

          NAME               POSITION OR OFFICE WITH UNDERWRITER
          -----              ------------------------------------

Margaret L. Abbott           Vice President

Emil J. Aberizk, Jr          Vice President

Edward T. Berger             Vice President and Chief Compliance Officer

Michael J. Brodeur           Vice President Operations

Mark R. Colborn              Vice President

Charles F. Cronin            Secretary/Clerk

Claudia J. Eckels            Vice President

Philip L. Heffernan          Vice President

J. Kendall Huber             Director

Mark C. McGivney             Treasurer

William F. Monroe, Jr.       President, Director and Chief Executive Officer

Stephen Parker               Vice President and Director

Richard M. Reilly            Director and Chairman of the Board

Eric A. Simonsen             Director


 (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

 (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

 (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

 (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

 (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by

     Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

 (e) The Company and the Registrant hereby represent that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

              Registrant, a separate account of First Allmerica Financial Life Insurance Company ("First Allmerica"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
        Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of December, 2000.

                     ALLMERICA SELECT SEPARATE ACCOUNT OF
               FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       By:  /s/Sheila B. St. Hilaire
                            ----------------------------
                            Sheila B. St. Hilaire
                            Assistant Vice President and Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures                              Title                                                          Date
----------                              -----                                                          -----
/s/ Warren E. Barnes                    Vice President and Corporate Controller                        December 1, 2000
---------------------------
Warren E. Barnes

Edward J. Parry*                        Director, Vice President and Chief Financial Officer
---------------------------

Richard M. Reilly*                      Director and Vice President
---------------------------

John F. O'Brien*                        Director, President  and Chief Executive Officer
---------------------------

Bruce C. Anderson*                      Director and Vice President
---------------------------

Mark R. Colborn*                        Director and Vice President
---------------------------

John P. Kavanaugh*                      Director, Vice President and Chief Investment Officer
---------------------------

J. Kendall Huber*                       Director, Vice President and General Counsel
---------------------------

J. Barry May*                           Director
---------------------------

Robert P. Restrepo, Jr.*                Director and Vice President
---------------------------

Eric A. Simonsen*                       Director and Vice President
---------------------------

Gregory D. Tranter*                     Director and Vice President
---------------------------

* Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------
Sheila B. St. Hilaire, Attorney-in-Fact

(333-63087)

                        EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants